Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 29, 2012
Document Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MLM
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		45,882,559
Entity Public Float			$ 1,675,436,621

Consolidated Statements of Earnings (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 1,838,723,000	$ 1,519,883,000	$ 1,475,638,000
Freight and delivery revenues	198,944,000	193,862,000	177,168,000
Total revenues	2,037,667,000	1,713,745,000	1,652,806,000
Cost of sales	1,512,807,000	1,217,911,000	1,153,987,000
Freight and delivery costs	198,944,000	193,862,000	177,168,000
Total cost of revenues	1,711,751,000	1,411,773,000	1,331,155,000
Gross Profit	325,916,000	301,972,000	321,651,000
Selling, general and administrative expenses	138,398,000	124,138,000	130,422,000
Business development costs	35,140,000	18,575,000	1,220,000
Other operating (income) and expenses, net	(2,575,000)	(1,720,000)	(8,298,000)
Earnings from Operations	154,953,000	160,979,000	198,307,000
Interest expense	53,339,000	58,586,000	68,440,000
Other nonoperating (income) and expenses, net	(1,299,000)	1,834,000	198,000
Earnings from continuing operations before taxes on income	102,913,000	100,559,000	129,669,000
Taxes on income	16,950,000	20,987,000	30,913,000
Earnings from Continuing Operations	85,963,000	79,572,000	98,756,000
(Loss) gain on discontinued operations, net of related tax (benefit) expense of $(320), $2,207 and $(1,570), respectively	(436,000)	4,001,000	(92,000)
Consolidated net earnings	85,527,000	83,573,000	98,664,000
Less: Net earnings attributable to noncontrolling interests	1,053,000	1,194,000	1,652,000
Net Earnings Attributable to Martin Marietta Materials, Inc.	84,474,000	82,379,000	97,012,000
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	84,910,000	78,378,000	97,104,000
Discontinued operations	(436,000)	4,001,000	(92,000)
Net Earnings Attributable to Martin Marietta Materials, Inc.	84,474,000	82,379,000	97,012,000
Per Common Share (See Note A)
Basic from continuing operations attributable to common shareholders	$ 1.84	$ 1.7	$ 2.11
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Basic, Total	$ 1.83	$ 1.79	$ 2.11
Diluted from continuing operations attributable to common shareholders	$ 1.84	$ 1.69	$ 2.1
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Diluted, Total	$ 1.83	$ 1.78	$ 2.1
Net Earnings (Loss) Attributable to Martin Marietta Materials, Inc.
Earnings from continuing operations	84,910,000	78,378,000	97,104,000
Discontinued operations	(436,000)	4,001,000	(92,000)
Net Earnings Attributable to Martin Marietta Materials, Inc.	$ 84,474,000	$ 82,379,000	$ 97,012,000
Per Common Share (See Note A)
Basic from continuing operations attributable to common shareholders	$ 1.84	$ 1.7	$ 2.11
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Basic, Total	$ 1.83	$ 1.79	$ 2.11
Diluted from continuing operations attributable to common shareholders	$ 1.84	$ 1.69	$ 2.1
Discontinued operations attributable to common shareholders	$ (0.01)	$ 0.09
Earnings Per Share, Diluted, Total	$ 1.83	$ 1.78	$ 2.1
Weighted-Average Common Shares Outstanding
Basic	45,828	45,652	45,485
Diluted	45,970	45,793	45,659

Consolidated Statements of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) gain on discontinued operations, related tax (benefit) expense	$ (320)	$ 2,207	$ (1,570)

Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net earnings	$ 85,527	$ 83,573	$ 98,664
Defined benefit pension and postretirement plans:
Net (loss) gain arising during period, net of tax of $(19,724), $(21,911) and $3,555, respectively	(30,147)	(39,544)	11,490
Prior service credit arising during period, net of tax of $0, $4,112 and $682, respectively		6,285	1,041
Amortization of prior service credit, net of tax of $(1,103), $(477) and $(458), respectively	(1,686)	(729)	(699)
Amortization of actuarial loss, net of tax of $4,799, $2,468 and $3,955, respectively	7,335	3,771	6,044
Amount recognized in net periodic pension cost due to settlement, net of tax of $308, $148 and $1,366, respectively	471	227	2,089
Other Comprehensive Income Defined Benefit Plans Adjustment Net Of Tax Including Portion Attributable To Noncontrolling Interest, Total	(24,027)	(29,990)	19,965
Foreign currency translation gain (loss), net of tax	1,081	(853)	912
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $409, $381 and $355, respectively	625	582	543
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	(22,321)	(30,261)	21,420
Consolidated comprehensive earnings	63,206	53,312	120,084
Less: Comprehensive earnings attributable to noncontrolling interests	1,011	1,163	1,648
Comprehensive Earnings Attributable to Martin Marietta Materials, Inc.	$ 62,195	$ 52,149	$ 118,436

Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) gain arising during period, tax	$ (19,724)	$ (21,911)	$ 3,555
Prior service credit arising during period, tax	0	4,112	682
Amortization of prior service credit, tax	(1,103)	(477)	(458)
Amortization of actuarial loss, tax	4,799	2,468	3,955
Amount recognized in net periodic pension cost due to settlement, tax	308	148	1,366
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 409	$ 381	$ 355

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 25,394	$ 26,022
Accounts receivable, net	224,050	203,748
Inventories, net	332,311	322,607
Current deferred income tax benefits	77,716	80,674
Other current assets	40,930	24,799
Total Current Assets	700,401	657,850
Property, plant and equipment, net	1,753,241	1,774,291
Goodwill	616,204	616,671
Other intangibles, net	50,433	54,133
Other noncurrent assets	40,647	44,877
Total Assets	3,160,926	3,147,822
Current Liabilities:
Accounts payable	83,537	92,210
Accrued salaries, benefits and payroll taxes	19,461	16,732
Pension and postretirement benefits	6,851	5,250
Accrued insurance and other taxes	28,682	26,408
Current maturities of long-term debt and short-term facilities	5,676	7,182
Other current liabilities	29,128	25,930
Total Current Liabilities	173,335	173,712
Long-term debt	1,042,183	1,052,902
Pension, postretirement and postemployment benefits	183,122	158,101
Noncurrent deferred income taxes	225,592	222,064
Other noncurrent liabilities	86,395	92,179
Total Liabilities	1,710,627	1,698,958
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 46,002,000 and 45,726,000 shares outstanding at December 31, 2012 and 2011, respectively)	459	456
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	414,657	401,864
Accumulated other comprehensive loss	(106,169)	(83,890)
Retained earnings	1,101,598	1,090,891
Total Shareholders' Equity	1,410,545	1,409,321
Noncontrolling interests	39,754	39,543
Total Equity	1,450,299	1,448,864
Total Liabilities and Equity	$ 3,160,926	$ 3,147,822

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	46,002,000	45,726,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Consolidated net earnings	$ 85,527,000	$ 83,573,000	$ 98,664,000
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	177,211,000	173,407,000	181,537,000
Stock-based compensation expense	7,781,000	11,522,000	14,675,000
Gains on divestitures and sales of assets	(956,000)	(15,494,000)	(4,492,000)
Deferred income taxes	13,929,000	11,324,000	935,000
Excess tax benefits from stock-based compensation transactions	(777,000)		(1,291,000)
Other items, net	2,073,000	1,598,000	4,629,000
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(20,302,000)	(19,375,000)	(20,546,000)
Inventories, net	(9,640,000)	(5,107,000)	1,241,000
Accounts payable	(8,673,000)	30,387,000	8,223,000
Other assets and liabilities, net	(23,484,000)	(12,741,000)	(13,767,000)
Net Cash Provided by Operating Activities	222,689,000	259,094,000	269,808,000
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(151,023,000)	(155,363,000)	(135,916,000)
Acquisitions, net	(160,000)	(91,569,000)	(43,299,000)
Proceeds from divestitures and sales of assets	9,973,000	8,008,000	5,033,000
Loan to affiliate	(2,000,000)
Net Cash Used for Investing Activities	(143,210,000)	(238,924,000)	(174,182,000)
Cash Flows from Financing Activities:
Borrowings of long-term debt	181,000,000	495,000,000	200,000,000
Repayments of long-term debt	(193,655,000)	(470,450,000)	(419,680,000)
Debt issuance costs	(621,000)	(3,329,000)	(80,000)
Change in bank overdraft		(2,123,000)	386,000
Payments on capital lease obligations			(308,000)
Dividends paid	(73,767,000)	(73,648,000)	(73,550,000)
Distributions to owners of noncontrolling interests	(800,000)	(1,000,000)
Purchase of remaining interest in existing subsidiaries		(10,394,000)
Issuances of common stock	6,959,000	1,473,000	3,047,000
Excess tax benefits from stock-based compensation transactions	777,000		1,291,000
Net Cash Used for Financing Activities	(80,107,000)	(64,471,000)	(288,894,000)
Net Decrease in Cash and Cash Equivalents	(628,000)	(44,301,000)	(193,268,000)
Cash and Cash Equivalents, beginning of year	26,022,000	70,323,000	263,591,000
Cash and Cash Equivalents, end of year	25,394,000	26,022,000	70,323,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	53,039,000	60,740,000	68,135,000
Cash paid for income taxes	12,826,000	13,889,000	19,661,000
Rail Cars
Cash Flows from Investing Activities:
Railcar construction advances			(8,997,000)
Repayments of railcar construction advances			$ 8,997,000

Consolidated Statements of Total Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Earnings/ (Loss)	Retained Earnings	Total Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 1,406,411	$ 453	$ 381,173	$ (75,084)	$ 1,058,698	$ 1,365,240	$ 41,171
Beginning Balance (in shares) at Dec. 31, 2009		45,399,000
Consolidated net earnings	98,664				97,012	97,012	1,652
Other comprehensive earnings (loss)	21,420			21,424		21,424	(4)
Dividends declared	(73,550)				(73,550)	(73,550)
Issuances of common stock for stock award plans (in shares)		180,000
Issuances of common stock for stock award plans	639	2	637			639
Stock-based compensation expense	14,675		14,675			14,675
Ending Balance at Dec. 31, 2010	1,468,259	455	396,485	(53,660)	1,082,160	1,425,440	42,819
Ending Balance (in shares) at Dec. 31, 2010		45,579,000
Consolidated net earnings	83,573				82,379	82,379	1,194
Other comprehensive earnings (loss)	(30,261)			(30,230)		(30,230)	(31)
Dividends declared	(73,648)				(73,648)	(73,648)
Issuances of common stock for stock award plans (in shares)		147,000
Issuances of common stock for stock award plans	(2,405)	1	(2,406)			(2,405)
Stock-based compensation expense	11,522		11,522			11,522
Distributions to owners of noncontrolling interests	(1,000)						(1,000)
Purchase of remaining interest in existing subsidiaries	(7,176)		(3,737)			(3,737)	(3,439)
Ending Balance at Dec. 31, 2011	1,448,864	456	401,864	(83,890)	1,090,891	1,409,321	39,543
Ending Balance (in shares) at Dec. 31, 2011	45,726,000	45,726,000
Consolidated net earnings	85,527				84,474	84,474	1,053
Other comprehensive earnings (loss)	(22,321)			(22,279)		(22,279)	(42)
Dividends declared	(73,767)				(73,767)	(73,767)
Issuances of common stock for stock award plans (in shares)		276,000
Issuances of common stock for stock award plans	5,015	3	5,012			5,015
Stock-based compensation expense	7,781		7,781			7,781
Distributions to owners of noncontrolling interests	(800)						(800)
Ending Balance at Dec. 31, 2012	$ 1,450,299	$ 459	$ 414,657	$ (106,169)	$ 1,101,598	$ 1,410,545	$ 39,754
Ending Balance (in shares) at Dec. 31, 2012	46,002,000	46,002,000

Consolidated Statements of Total Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Accumulated Other Comprehensive Earnings/ (Loss)
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6
Total Shareholders' Equity
Cash dividends declared per common share	$ 1.6	$ 1.6	$ 1.6

Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies

Note A: Accounting Policies

Organization.    Martin Marietta Materials, Inc., (the “Corporation”) is engaged principally in the construction aggregates business. The Corporation’s aggregates product line accounts for 71% of consolidated 2012 net sales and includes crushed stone, sand and gravel, and is used primarily for construction of highways and other infrastructure projects, and in the nonresidential and residential construction industries. Aggregates products are also used in the railroad, environmental, utility and agricultural industries. These aggregates products, along with the asphalt products, ready mixed concrete and road paving materials of the Corporation’s vertically-integrated operations (which account for 18% of consolidated 2012 net sales), are sold and shipped from a network of 300 quarries, distribution facilities and plants to customers in 33 states, Canada, the Bahamas and the Caribbean Islands. As of December 31, 2012, the Aggregates business contains the following reportable segments: Mideast Group, Southeast Group and West Group. The Mideast Group operates in Indiana, Kentucky, Maryland, North Carolina, Ohio, Virginia and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Mississippi, South Carolina, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, Iowa, Kansas, Louisiana, Minnesota, Missouri, Nebraska, Nevada, North Dakota, Oklahoma, Texas, Utah, Washington and Wyoming. The following states accounted for 57% of the Aggregates business’ 2012 net sales: Texas, North Carolina, Iowa, Colorado and Georgia.

In addition to the Aggregates business, the Corporation has a Specialty Products segment, accounting for 11% of consolidated 2012 net sales, that produces magnesia-based chemicals products used in industrial, agricultural and environmental applications and dolomitic lime sold primarily to customers in the steel industry.

Use of Estimates. The preparation of the Corporation’s consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, and assumptions used in the calculation of income taxes, retirement and other postemployment benefits. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and declines in construction activity increase the uncertainty inherent in certain of these estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for the period in which the change in estimate occurs.

Basis of Consolidation. The consolidated financial statements include the accounts of the Corporation and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Corporation’s ability to exercise control over the affiliates’ operations. Intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition.    Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the road paving business are recognized using the percentage completion method under the revenue-cost approach. Under the revenue-cost approach, the costs recognized are the total estimated contract costs multiplied by the percentage of completion. The contract revenue recognized is the total estimated contract revenues multiplied by the percentage of completion. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers.

Freight and Delivery Costs.    Freight and delivery costs represent pass-through transportation costs incurred and paid by the Corporation to third-party carriers to deliver products to customers. These costs are then billed to the Corporation’s customers.

Cash and Cash Equivalents.    Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Corporation manages its cash and cash equivalents to ensure that short-term operating cash needs are met and that excess funds are managed efficiently. The Corporation subsidizes shortages in operating cash through short-term borrowing facilities. The Corporation typically invests excess funds in money market funds, money market demand deposit accounts or Eurodollar time deposit accounts. Money market demand deposits and Eurodollar time deposit accounts are exposed to bank solvency risk. Money market demand deposit accounts are FDIC insured up to $250,000. The Corporation’s deposits in bank funds generally exceed the $250,000 FDIC insurance limit. The Corporation’s cash management policy prohibits cash and cash equivalents over $100,000,000 to be maintained at any one bank.

In connection with its guarantee of an affiliate (see Note N), the Corporation is required to maintain funds in depository accounts at Fifth Third Bank (“Fifth Third”) in an amount greater than or equal to $5,000,000. Of the Corporation’s cash and cash equivalents at December 31, 2012 and 2011, $5,023,000 and $5,014,000, respectively, was on deposit at Fifth Third.

Customer Receivables.    Customer receivables are stated at cost. The Corporation does not charge interest on customer accounts receivable. The Corporation records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts greater than $50,000 deemed at risk. The Corporation writes off customer receivables as bad debt expense when it becomes apparent based upon customer facts and circumstances that such amounts will not be collected.

Inventories Valuation.    Inventories are stated at the lower of cost or market. Costs for finished products and in process inventories are determined by the first-in, first-out method. The Corporation records an allowance for finished product inventories in excess of sales for a twelve-month period, as measured by historical sales. The Corporation also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are recorded as a component of inventory and recognized in cost of sales in the same period as the revenue from the sale of the inventory.

Properties and Depreciation.    Property, plant and equipment are stated at cost. The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

The Corporation begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Quarry development costs are classified as land improvements.

The Corporation reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed within an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are expensed as incurred as periodic inventory production costs.

Mineral reserves and mineral interests, when acquired in connection with a business combination, are valued using an income approach over the life of the proven and probable reserves.

Depreciation is computed over estimated service lives, principally by the straight-line method. Depletion of mineral deposits is calculated over proven and probable reserves by the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows of the related asset are less than its carrying value.

Repair and Maintenance Costs.    Repair and maintenance costs that do not substantially extend the life of the Corporation’s plant and equipment are expensed as incurred.

Goodwill and Intangible Assets.    Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. The carrying value of goodwill is reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts or circumstances indicate potential impairment. If an impairment review indicates that the carrying value is impaired, a charge is recorded.

The Corporation’s reporting units, which represent the level at which goodwill is tested for impairment, are based on its geographic regions. Goodwill is allocated to the reporting units based on the location of acquisitions and divestitures at the time of consummation.

Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. The carrying value of other intangibles is reviewed if facts and circumstances indicate potential impairment. If this review determines that the carrying value is impaired, a charge is recorded.

Retirement Plans and Postretirement Benefits.    The Corporation sponsors defined benefit retirement plans and also provides other postretirement benefits. The Corporation recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive earnings or loss, net of tax. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants’ average remaining service period and recognized as a component of net periodic benefit cost.

Stock-Based Compensation. The Corporation has stock-based compensation plans for employees and directors. The Corporation recognizes all forms of stock-based payments to employees, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The Corporation uses the accelerated expense recognition method for stock options. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

The Corporation expenses the fair value of restricted stock awards, incentive compensation awards and directors’ fees paid in the form of common stock based on the closing price of the Corporation’s common stock on the awards’ respective grant dates.

The Corporation uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees’ exercise patterns based on changes in the Corporation’s stock price and other variables. The period of time for which options are expected to be outstanding, or expected term of the option, is a derived output of the lattice valuation model. The Corporation considers the following factors when estimating the expected term of options: vesting period of the award, expected volatility of the underlying stock, employees’ ages and external data. Key assumptions used in determining the fair value of the stock options awarded in 2012, 2011 and 2010 were:

	2012	2011	2010
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7.3 years	7.2 years	7.2 years

Based on these assumptions, the weighted-average fair value of each stock option granted was $22.18, $29.94 and $33.95 for 2012, 2011 and 2010, respectively.

The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds available at the time each option was granted having a remaining life approximately equal to the option’s expected life. The dividend yield represents the dividend rate expected to be paid over the option’s expected life. The Corporation’s volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Corporation estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.

The Corporation recognizes income tax benefits received on dividends or dividend equivalents of unvested stock-based payments as an increase to additional paid-in capital and includes them in the pool of excess tax benefits.

Environmental Matters. The Corporation records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset’s carrying amount. The estimate of fair value is affected by management’s assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Corporation records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. These costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes.    Deferred income tax assets and liabilities on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances.

Uncertain Tax Positions.    The Corporation recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. The Corporation’s unrecognized tax benefits are recorded in other current and other noncurrent liabilities, as appropriate, on the consolidated balance sheets.

The Corporation records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings.

Sales Taxes.    Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.

Research and Development Costs.    Research and development costs are charged to operations as incurred.

Start-Up Costs.    Noncapital start-up costs for new facilities and products are charged to operations as incurred.

Warranties.    The Corporation’s construction contracts contain warranty provisions covering defects in equipment, materials, design or workmanship that generally run from nine months to one year after project completion. Because of the nature of its projects, including contract owner inspections of the work both during construction and prior to acceptance, the Corporation has not experienced material warranty costs for these short-term warranties and therefore does not believe an accrual for these costs is necessary. Certain construction contracts carry longer warranty periods, ranging from two to ten years for which the Corporation has accrued an estimate of warranty cost. The warranty cost is estimated based on experience with the type of work and any known risks relative to the project and was not material for the years ended December 31, 2012, 2011 and 2010.

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss.    Consolidated comprehensive earnings for the Corporation consist of consolidated net earnings; adjustments for the funded status of pension and postretirement benefit plans; foreign currency translation adjustments; and the amortization of the value of terminated forward starting interest rate swap agreements into interest expense.

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(108,189)	$(84,204)	$(54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)

Accumulated other comprehensive loss	$(106,169)	$(83,890)	$(53,660)

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$70,881	$55,161	$39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497

Cumulative noncurrent deferred tax assets	$73,588	$58,277	$42,998

Earnings Per Common Share.    The Corporation computes earnings per share (“EPS”) pursuant to the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Corporation pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta Materials, Inc., reduced by dividends and undistributed earnings attributable to the Corporation’s unvested restricted stock awards and incentive stock awards. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards to be issued to employees and nonemployee members of the Corporation’s Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive. The diluted per-share computations reflect a change in the number of common shares outstanding (the denominator) to include the number of additional shares that would have been outstanding if the potentially dilutive common shares had been issued.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2012	2011	2010
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$84,910	$78,378	$97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)

Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)

Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$83,974	$81,722	$96,019

Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174

Diluted weighted-average common shares outstanding	45,970	45,793	45,659

Accounting Changes.    Effective January 1, 2012, as required by accounting guidance, the Corporation changed its presentation of consolidated comprehensive earnings/loss. The Corporation no longer reports consolidated comprehensive earnings/loss and related components of other comprehensive earnings/loss in its consolidated statements of total equity. Rather, the Corporation presents consolidated comprehensive earnings/loss in a separate consolidated statement of comprehensive earnings for annual periods. Prior-year information has been recast to conform to this presentation approach.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2012

Balance at beginning of period	$122,052	$72,073	$422,546	$616,671
Adjustments to purchase price allocations	---	---	(467)	(467)
District reorganization	(9,229)	9,229	---	---

Balance at end of period	$112,823	$81,302	$422,079	$616,204

	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

In 2011, the Corporation closed three aggregates-related acquisitions for which it recognized $23,941,000 of goodwill. Additionally, in 2011, the Corporation divested of its River District operations as part of an asset exchange. Goodwill of $33,797,000 associated with this divestiture was written off.

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2012
Noncompetition agreements	$6,560	$(5,476)	$1,084
Customer relationships	20,160	(4,100)	16,060
Use rights and other	15,865	(6,416)	9,449
Total	$42,585	$(15,992)	$26,593

	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2012
Use rights	$21,275	$--	$21,275
Trade name	--	2,565	2,565
Total	$21,275	$2,565	$23,840

	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

The Corporation did not acquire any intangibles in 2012. During 2011, the Corporation acquired $38,783,000 of other intangibles for its Aggregates business, consisting of the following:

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

Total amortization expense for intangible assets for the years ended December 31, 2012, 2011 and 2010 was $3,593,000, $1,812,000 and $1,453,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2013	$3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Total	$26,593

Business Combinations and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Business Combinations and Discontinued Operations

Note C: Business Combinations and Discontinued Operations

Business Combinations. The Corporation completed several acquisitions in 2011 and 2010 that were not financially material business combinations. In 2011, the Corporation paid $91,569,000 for acquisitions in the metropolitan Denver, Colorado region and San Antonio, Texas. These acquisitions included aggregates quarry sites and downstream ready mixed concrete, asphalt and road paving businesses. In 2010, the Corporation paid $43,299,000 for an aggregates distribution facility at Port Canaveral, Florida and a sand and gravel business near Charlotte, North Carolina.

Divestitures and Permanent Closures. Divestitures and permanent closures of underperforming operations of the Aggregates business represent discontinued operations, and, therefore, the results of their operations through the dates of disposal and any gain or loss on disposals are included in discontinued operations in the consolidated statements of earnings. The results of operations for divestitures do not include Corporate overhead that was allocated during the periods the Corporation owned these operations.

Discontinued operations consist of the following:

years ended December 31
(add 000)	2012	2011	2010
Net sales	$53	$64,645	$75,493

Pretax loss on operations	$(402)	$(3,778)	$(1,658)
Pretax (loss) gain on disposals	(354)	9,986	(4)
Pretax (loss) gain	(756)	6,208	(1,662)
Income tax (benefit) expense	(320)	2,207	(1,570)
Net (loss) earnings	$(436)	$4,001	$(92)

In 2011, the Corporation divested its River District operations, which was part of the Southeast Group.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31
(add 000)	2012	2011
Customer receivables	$226,577	$197,611
Other current receivables	3,542	11,432
	230,119	209,043
Less allowances	(6,069)	(5,295)
Total	$224,050	$203,748

Inventories, Net	12 Months Ended
Dec. 31, 2012
Inventories, Net

Note E: Inventories, Net

December 31
(add 000)	2012	2011
Finished products	$355,881	$350,685
Products in process and raw materials	16,442	11,116
Supplies and expendable parts	56,805	53,287
	429,128	415,088
Less allowances	(96,817)	(92,481)
Total	$332,311	$322,607

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31
(add 000)	2012	2011
Land and land improvements	$645,095	$620,940
Mineral reserves and interests	430,884	421,820
Buildings	116,332	111,796
Machinery and equipment	2,511,222	2,407,045
Construction in progress	109,054	127,091
	3,812,587	3,688,692
Less allowances for depreciation, depletion and amortization	(2,059,346)	(1,914,401)
Total	$1,753,241	$1,774,291

Depreciation, depletion and amortization expense related to property, plant and equipment was $171,940,000, $169,974,000 and $178,426,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest cost of $2,537,000, $1,816,000 and $2,129,000 was capitalized during 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, $69,073,000 and $72,181,000, respectively, of the Aggregate business’ net fixed assets were located in foreign countries, namely the Bahamas and Canada.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Note G: Long-Term Debt

December 31
(add 000)	2012	2011
6.6% Senior Notes, due 2018	$298,677	$298,476
7% Debentures, due 2025	124,443	124,417
6.25% Senior Notes, due 2037	228,114	247,915
Term Loan Facility, due 2015, interest rate of 2.21% and 2.20% at December 31, 2012 and 2011, respectively	245,000	250,000
Revolving Facility, interest rate of 1.91% and 2.64% at December 31, 2012 and 2011, respectively	50,000	35,000
AR Credit Facility, interest rate of 1.00% and 1.66% at December 31, 2012 and 2011, respectively	100,000	100,000
Other notes	1,625	4,276
Total	1,047,859	1,060,084
Less current maturities	(5,676)	(7,182)
Long-term debt	$1,042,183	$1,052,902

The Corporation has a Credit Agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Wells Fargo Bank, N.A., Branch Banking and Trust Company, SunTrust Bank, and Bank of America, N.A., as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”), consisting of a $250,000,000 senior unsecured term loan (the “Term Loan Facility”) and a $350,000,000 four-year senior unsecured revolving facility (the “Revolving Facility”, and together with the Term Loan Facility, the “Senior Unsecured Credit Facilities”). The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Borrowings under the Senior Unsecured Credit Facilities bear interest, at the Corporation’s option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid. The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.’s prime lending rate, (ii) the federal funds rate plus 0.5% or (iii) one-month LIBOR plus 1%.

The Revolving Facility expires on March 31, 2015, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.

The Corporation is required to make annual principal payments of $5,000,000 on its Term Loan Facility, with the remaining outstanding principal, together with interest accrued thereon, due in full on March 31, 2015.

The Corporation has a $100,000,000 secured accounts receivable credit facility (the “AR Credit Facility”) with Wells Fargo Bank, N.A. Borrowings under the AR Credit Facility bear interest at a rate equal to the one-month LIBOR plus 0.75%. Borrowings under the AR Credit Facility are limited based on the balance of the Corporation’s accounts receivable. The AR Credit Facility matures on April 20, 2013. At December 31, 2012, outstanding borrowings of $100,000,000 were classified as long-term on the consolidated balance sheet as the Corporation has the ability and intent to renew the Credit Facility or refinance amounts outstanding with borrowings that mature in more than twelve months.

On January 23, 2012, the Corporation repurchased $20,000,000 par value of its outstanding 6.25% Senior Notes due 2037 at 90.75 with borrowings under the Revolving Facility.

The Corporation’s 6.6% Senior Notes due 2018 and 6.25% Senior Notes due 2037 (collectively, the “Senior Notes”) are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation’s existing and future unsubordinated indebtedness. Upon a change of control repurchase event and a resulting below-investment-grade credit rating, the Corporation would be required to make an offer to repurchase all outstanding Senior Notes at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

All Debentures and Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue. Senior Notes are redeemable prior to their respective maturity dates. The principal amount, effective interest rate and maturity date for the Corporation’s Debentures and Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037

The Corporation’s Credit Agreement and AR Credit Facility require the Corporation’s ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the AR Credit Facility, consolidated debt, including debt guaranteed by the Corporation, may be reduced by the Corporation’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.

In order to provide incremental liquidity cushion, during 2012, the Corporation amended the Credit Agreement Ratio. The amendment temporarily increases the maximum Ratio to 3.75x at December 31, 2012, March 31, 2013 and June 30, 2013. The Ratio returns to the pre-amendment maximum of 3.50x for the September 30, 2013 calculation date. The Corporation was in compliance with the Ratio at December 31, 2012.

Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility. At December 31, 2012 and 2011, the Corporation had $2,507,000 and $1,963,000, respectively, of outstanding letters of credit issued under the Revolving Facility. The Corporation paid an upfront loan commitment fee to the bank group that is being amortized over the life of the Revolving Facility. Unused fees are paid on undrawn revolving balances.

The Corporation has a $10,000,000 short-term line of credit. No amounts were outstanding under this line of credit at December 31, 2012 or 2011.

The Corporation’s long-term debt maturities for the five years following December 31, 2012, and thereafter are:

(add 000)
2013	$5,676
2014	5,229
2015	385,207
2016	145
2017	47
Thereafter	651,555
Total	$1,047,859

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements. For the years ended December 31, 2012, 2011 and 2010, the Corporation recognized $1,034,000, $963,000 and $898,000, respectively, as additional interest expense. The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,000,000 until the maturity of the 6.6% Senior Notes in 2018.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments

Note H: Financial Instruments

The Corporation’s financial instruments include temporary cash investments, accounts receivable, notes receivable, bank overdraft, publicly-registered long-term notes, debentures and other long-term debt.

Temporary cash investments are placed primarily in money market funds, money market demand deposit accounts and Eurodollar time deposits with the following financial institutions: Bank of America, N.A., Branch Banking and Trust Company, JPMorgan Chase Bank, N.A., Regions Bank, Fifth Third and Wells Fargo Bank, N.A. The Corporation’s cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.

Customer receivables are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, customer receivables are more heavily concentrated in certain states (see Note A). The estimated fair values of customer receivables approximate their carrying amounts.

Notes receivable are primarily related to divestitures and are not publicly traded. However, using current market interest rates, but excluding adjustments for credit worthiness, if any, management estimates that the fair value of notes receivable approximates its carrying amount.

The bank overdraft represents the float of outstanding checks. The estimated fair value of the bank overdraft approximates its carrying value.

The carrying values and fair values of the Corporation’s long-term debt were $1,047,859,000 and $1,105,650,000, respectively, at December 31, 2012 and $1,060,084,000 and $1,087,726,000, respectively, at December 31, 2011. The estimated fair value of the Corporation’s publicly-registered long-term debt was estimated based on level 1 of the fair value hierarchy, quoted market prices. The estimated fair values of other borrowings, which primarily represent variable-rate debt, approximate their carrying amounts.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note I: Income Taxes

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2012	2011	2010
Federal income taxes:
Current	$(2,926)	$15,968	$10,534
Deferred	12,581	4,080	14,779
Total federal income taxes	9,655	20,048	25,313
State income taxes:
Current	373	2,827	1,988
Deferred	1,670	(882)	3,429
Total state income taxes	2,043	1,945	5,417
Foreign income taxes:
Current	4,062	(1,006)	(260)
Deferred	1,190	--	443
Total foreign income taxes	5,252	(1,006)	183
Total taxes on income	$16,950	$20,987	$30,913

For the year ended December 31, 2012, the current federal tax benefit is primarily attributable to the estimated settlement of the Advanced Pricing Agreement (“APA”) between the United States and Canadian taxing authorities for intercompany shipments during the years 2007 to 2011, and a refund related to the 2006 tax year.

For the years ended December 31, 2012 and 2010, excess tax benefits attributable to stock-based compensation transactions that were recorded to shareholders’ equity amounted to $777,000 and $1,291,000, respectively. For the year ended December 31, 2011, the realized tax benefit for stock-based compensation transactions was less than the amounts estimated during the vesting periods. As a result, the Corporation reduced its pool of excess tax benefits by $966,000.

For the years ended December 31, 2012, 2011 and 2010, foreign pretax loss was $5,473,000, $12,897,000 and $2,410,000, respectively. In 2012, the current foreign tax expense primarily relates to the estimated settlement of the APA between the United States and Canadian taxing authorities offset by the reversal of the valuation allowance on deferred tax assets. In 2011, the current foreign tax benefit included refunds for the double taxation resulting from the Canadian Revenue Authority’s audit of the Canadian subsidiary. Any tax effect of currency translations included in foreign taxes was immaterial.

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2012	2011	2010
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.8)	(17.5)	(12.8)
State income taxes	1.3	1.3	2.7
Foreign valuation allowance	(3.4)	2.6	0.8
Foreign taxes, other	0.5	0.8	(0.2)
Domestic production deduction	0.1	(1.6)	(1.6)
Advanced pricing agreement	1.0	--	--
Medicare subsidy	(0.1)	0.2	1.8
Other items	(0.1)	0.1	(1.9)

Effective income tax rate	16.5%	20.9%	23.8%

For income tax purposes, the statutory depletion deduction is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, changes in sales volumes and earnings may not proportionately affect the Corporation’s effective income tax rate on continuing operations.

The settlement of the APA will allow the Corporation to utilize certain net operating loss and tax credit carryforwards for which a valuation allowance was previously established. Accordingly, the Corporation reversed a $3,644,000 valuation allowance in 2012. The Corporation increased its valuation allowance attributable to net operating loss carryforwards of its wholly-owned Canadian subsidiary by $2,680,000 in 2011.

No deferred tax asset was recognized on the loss of the Corporation’s wholly-owned Bahamas subsidiary in 2012 and 2011 since the tax benefit is not expected to reverse in the foreseeable future.

The Corporation is entitled to receive a nine percent tax deduction related to income from domestic (i.e., United States) production activities. For 2012, no deduction was allowed due to the taxable income limitation. The deduction reduced income tax expense and increased net earnings by $2,035,000, or $0.04 per diluted share, in 2011 and $1,696,000, or $0.04 per diluted share, in 2010.

In 2010, the Patient Protection and Affordable Care Act reduced the tax benefits available to an employer that receives the Medicare Part D subsidy. In 2012, the Corporation does not qualify for the subsidy.

During 2012, 2011 and 2010, several states in which the Corporation operates enacted changes to tax rates which were determined to be immaterial to the overall effective income tax rate.

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2012	2011
Deferred tax assets related to:
Employee benefits	$33,258	$37,903
Inventories	54,555	60,462
Valuation and other reserves	17,752	14,882
Net operating loss carryforwards	8,891	10,835
Other items, net	1,511	--

Gross deferred tax assets	115,967	124,082
Valuation allowance on deferred tax assets	(6,572)	(9,402)

Total net deferred tax assets	109,395	114,680

Deferred tax liabilities related to:
Property, plant and equipment	(260,190)	(258,433)
Goodwill and other intangibles	(70,669)	(54,782)
Other items, net	--	(1,132)

Total deferred tax liabilities	(330,859)	(314,347)

Net deferred tax liability	$(221,464)	$(199,667)

Additionally, the Corporation had net deferred tax assets of $73,588,000 and $58,277,000 for certain items recorded in accumulated other comprehensive loss at December 31, 2012 and 2011, respectively.

The Corporation’s deferred tax assets and (liabilities) are recognized on the consolidated balance sheets as follows:

December 31
(add 000)	2012	2011
Current deferred income tax benefits	$77,716	$80,674
Noncurrent deferred income taxes	(225,592)	(222,064)

Net deferred income taxes	$(147,876)	$(141,390)

Deferred tax assets for employee benefits result from the temporary differences between the deductions for pension and postretirement obligations and stock-based compensation transactions. For financial reporting purposes, such amounts are expensed based on authoritative accounting guidance. For income tax purposes, amounts related to pension and postretirement obligations are deductible as funded. Amounts related to stock-based compensation transactions are deductible for income tax purposes upon vesting or exercise of the underlying award. A deferred tax asset is carried on stock options that had exercise prices that exceeded the Corporation’s stock price at December 31, 2012. If these options expire without being exercised, the deferred tax assets are written off by reducing the pool of excess tax benefits to the extent available and expensing any excess.

Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.

Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.

The Corporation had domestic and foreign net operating loss carryforwards of $179,029,000 and $140,738,000 at December 31, 2012 and 2011, respectively. These carryforwards have various expiration dates through 2032. At December 31, 2012 and 2011, the deferred tax assets associated with these carryforwards were $8,891,000 and $10,835,000, respectively, for which valuation allowances of $5,185,000 and $8,846,000, respectively, were recorded. The Corporation also had domestic and foreign tax credit carryforwards of $10,124,000 and $3,761,000 at December 31, 2012 and 2011, respectively, for which valuation allowances were recorded in the amount of $1,387,000 and $556,000 at December 31, 2012 and 2011, respectively. Alternative Minimum Tax credits of $6,295,000 have an indefinite life. All other domestic and foreign tax credits have various expiration dates through 2018 and 2031, respectively.

The Corporation provides deferred taxes, as required, on the undistributed net earnings of all non-U.S. subsidiaries for which the indefinite reversal criterion has not been met. The Corporation expects to reinvest permanently the earnings from its wholly-owned Canadian subsidiary and accordingly, has not provided deferred taxes on the subsidiary’s undistributed net earnings. As a result of the estimated settlement of the APA, the Canadian subsidiary’s undistributed net earnings have been materially impacted. Management estimates the undistributed net earnings to be approximately $23,400,000. The determination of the unrecognized deferred tax liability for temporary differences related to the investment of the wholly-owned Canadian subsidiary is not practicable due to the complexities associated with the calculation of a hypothetical tax liability payable upon the repatriation of earnings.

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2012	2011	2010
Unrecognized tax benefits at beginning of year	$9,288	$11,011	$16,722
Gross increases – tax positions in prior years	19,434	1,217	19,619
Gross decreases – tax positions in prior years	(13,876)	(1,510)	(3,258)
Gross increases – tax positions in current year	1,555	6,274	6,462
Gross decreases – tax positions in current year	--	(4,625)	(5,135)
Settlements with taxing authorities	(1,021)	(3,079)	(12,573)
Lapse of statute of limitations	--	--	(10,826)

Unrecognized tax benefits at end of year	$15,380	$9,288	$11,011

At December 31, 2012 and 2011, unrecognized tax benefits of $14,386,000 and $4,915,000, respectively, related to interest accruals and permanent income tax differences net of federal tax benefits, would have favorably affected the Corporation’s effective income tax rate if recognized.

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover uncertain tax positions reviewed during audits by taxing authorities. The Corporation’s open tax years that are subject to federal examination are 2008 through 2012. The Corporation anticipates that it is reasonably possible that its unrecognized tax benefits may decrease up to $9,834,000, excluding indirect benefits, during the twelve months ending December 31, 2013 due to the expected settlement of the APA with the taxing authorities and the expiration of the statute of limitations for the 2009 tax year.

For the year ended December 31, 2012, gross increases in tax positions in prior years included the estimated effect of the APA that increased the sales price charged for intercompany shipments during the years 2007 through 2011. Upon final settlement, the Corporation will be allowed a corresponding refund of tax in the United States for the years 2007 through 2011, which is not included in unrecognized tax benefits at December 31, 2012.

For the year ended December 31, 2012, $1,617,000, or $0.04 per diluted share, was reversed into income resulting from a refund of federal tax and interest related to the 2006 tax year and the estimated effects of the APA. For the year ended December 31, 2011, $3,010,000, or $0.07 per diluted share, was reversed into income upon the favorable effective settlement of the Internal Revenue Service audit for the 2008 tax year. For the year ended December 31, 2010, $5,571,000, or $0.12 per diluted share, was reversed into income upon the effective settlement of issues related to the 2004 and 2005 tax years, the effective settlement of the IRS audit for the 2007 tax year and the expiration of the statute of limitations for federal examination of the 2006 tax year.

For the years ended December 31, 2012, 2011 and 2010, total interest, net of tax, included in income tax expense in the consolidated statements of earnings was $119,000, $305,000 and $1,327,000, respectively. At December 31, 2012, accrued interest of $156,000, net of tax benefits of $102,000, was recorded as a noncurrent liability on the Corporation’s consolidated balance sheet; and accrued interest of $179,000, for which there is no related tax benefit, was recorded as a current liability. At December 31, 2011, accrued interest of $220,000, net of tax benefits of $144,000, was recorded as a noncurrent liability on the Corporation’s consolidated balance sheet; and accrued interest of $54,000, net of tax benefits of $35,000, was recorded as a current liability.

On December 23, 2011, the U.S. Treasury Department issued comprehensive temporary and proposed regulations addressing the treatment of expenditures related to tangible property for tax purposes. On March 7, 2012, the IRS issued two revenue procedures containing administrative guidance related to the adoption of the new rules. The IRS granted taxpayers administrative relief and audit protection for a two-year period. In 2012, the effective date of the regulations was extended to tax years beginning January 1, 2014. Management has begun to evaluate the changes necessary to comply with the regulations and the related administrative procedures and is not currently aware of any adjustments that would be material to the Corporation’s consolidated financial position and results of operations. As part of its compliance with these regulations, the Corporation reversed its unrecognized tax benefits related to repairs and maintenance as of March 31, 2012.

Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2012
Retirement Plans, Postretirement and Postemployment Benefits

Note J: Retirement Plans, Postretirement and Postemployment Benefits

The Corporation sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Corporation provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses, Medicare Part B reimbursement and retiree life insurance. The Corporation also provides certain benefits, such as workers’ compensation and disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Corporation’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans.    The assets of the Corporation’s retirement plans are held in the Corporation’s Master Retirement Trust and are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Corporation sponsors a Supplemental Excess Retirement Plan (“SERP”) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefits payments exceed the sum of the service and interest costs for the SERP during a year, the Corporation recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

 years ended December 31

(add 000)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$13,084	$11,270	$11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Amortization of:
Prior service cost	466	534	583
Actuarial loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455

Net periodic benefit cost	$26,499	$17,187	$26,626

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2012	2011	2010
Actuarial loss (gain)	$47,877	$65,334	$(10,915)
Amortization of:
Prior service cost	(466)	(534)	(583)
Actuarial loss	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)

Total	$34,216	$58,102	$(24,938)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2012		2011

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,089	$1,263	$2,555	$1,545
Actuarial loss	191,675	115,868	156,994	94,903
Transition asset	(11)	(7)	(12)	(7)

Total	$193,753	$117,124	$159,537	$96,441

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2013 are $449,000 (net of a deferred tax asset of $178,000), $15,341,000 (net of a deferred tax asset of $6,067,000) and $1,000, respectively, and are included in accumulated other comprehensive loss at December 31, 2012.

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2012	2011
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$457,175	$398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)

Net projected benefit obligation at end of year	$535,783	$457,175

The 2012 actuarial loss was primarily due to the 90-basis-point reduction in the discount rate assumption at December 31, 2012.

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$325,150	$311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)

Fair value of plan assets at end of year	$376,443	$325,150

  December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(159,340)	$(132,025)

Accrued benefit cost	$(159,340)	$(132,025)

  December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,871)	$(2,320)
Noncurrent liability	(156,469)	(129,705)

Net amount recognized at end of year	$(159,340)	$(132,025)

The accumulated benefit obligation for all defined benefit pension plans was $481,865,000 and $417,771,000 at December 31, 2012 and 2011, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2012	2011
Projected benefit obligation	$535,783	$457,175
Accumulated benefit obligation	$481,865	$417,771
Fair value of plan assets	$376,443	$325,150

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2012	2011
Discount rate	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2012	2011	2010
Discount rate	5.14%	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.25%	7.75%	7.75%

The Corporation’s expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

The Corporation estimated the remaining lives of participants in the pension plans using the RP 2000 Mortality Table projected to 2015 with no phased-out improvements (“RP 2000 Mortality Table”). The RP 2000 Mortality Table includes separate tables for blue-collar employees and white-collar employees. The Corporation used the blue-collar table for its hourly workforce and the white-collar table for its salaried employees.

The target allocation for 2012 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2012 Target Allocation	2012	2011
Equity securities	56%	57%	57%
Debt securities	34%	33%	34%
Hedge funds	5%	5%	4%
Real estate	5%	5%	5%
Cash	--	--	--

Total	100%	100%	100%

The Corporation’s investment strategy is for approximately 63% of equity securities to be invested in mid-sized to large capitalization U.S. funds with the remaining to be invested in small capitalization, emerging markets and international funds. Approximately 85% of debt securities, or fixed income investments, are invested in funds with the objective of exceeding the return of the Barclays Capital Aggregate Bond Index, with the remaining invested in high-yield funds.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2012
Equity securities:
Mid-sized to large cap	$--	$150,742	$--	$150,742
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	17,606	--	17,606
Hedge funds	--	--	19,252	19,252
Cash	381	--	--	381
Total	$381	$356,810	$19,252	$376,443

2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31 (add 000)	2012	2011
Balance at January 1	$12,979	$13,453
Purchases	5,500	--
Unrealized gain (loss)	773	(474)
Balance at December 31	$19,252	$12,979

In 2012 and 2011, the Corporation made pension contributions and SERP payments of $33,400,000 and $30,215,000, respectively. The Corporation currently estimates that it will contribute $27,025,000 to its pension and SERP plans in 2013.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2013	$19,589
2014	$21,126
2015	$23,028
2016	$24,892
2017	$26,631
Years 2018 - 2022	$156,728

Postretirement Benefits.    The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2012	2011	2010
Components of net periodic benefit (credit) cost:
Service cost	$227	$350	$548
Interest cost	1,234	2,225	2,754
Amortization of:
Prior service credit	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Total net periodic benefit (credit) cost	$(2,077)	$750	$1,575

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2012	2011	2010
Actuarial loss (gain)	$1,993	$(3,884)	$(4,133)
Prior service credit	--	(10,397)	(1,722)
Amortization of:
Prior service credit	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$5,531	$(12,456)	$(4,128)

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2012		2011
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(13,598)	$(8,220)	$(16,853)	$(10,188)
Actuarial gain	(934)	(565)	(3,210)	(1,940)
Total	$(14,532)	$(8,785)	$(20,063)	$(12,128)

The prior service credit expected to be recognized in net periodic benefit cost during 2013 is $3,255,000 (net of a deferred tax liability of $1,287,000), and is included in accumulated other comprehensive loss at December 31, 2012.

The postretirement health care plans’ change in benefit obligation is as follows:

     years ended December 31

(add 000)	2012	2011
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,635	$45,210
Service cost	227	350
Interest cost	1,234	2,225
Participants’ contributions	2,528	1,925
Actuarial loss (gain)	1,993	(3,884)
Plan amendments	--	(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Net benefit obligation at end of year	$29,095	$29,635

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,994	3,869
Participants’ contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Fair value of plan assets at end of year	$--	$--

     December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(29,095)	$(29,635)
Accrued benefit cost	$(29,095)	$(29,635)

     December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,980)	$(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$(29,095)	$(29,635)

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2012	2011
Discount rate	3.54%	4.44%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2012	2011	2010
Discount rate	4.44%	5.57%	5.60%

The Corporation estimated the remaining lives of participants in the postretirement plan using the RP 2000 Mortality Table.

Assumed health care cost trend rates at December 31 are:

	2012	2011
Health care cost trend rate assumed for next year	8.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$59	$(51)
Postretirement benefit obligation	$1,525	$(1,299)

The Corporation’s estimate of its contributions to its postretirement health care plans in 2013 is $3,980,000.

Effective January 2012, the Corporation no longer receives retiree drug subsidy payments for its postretirement medical plan.

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Benefit Payments
2013	$3,980
2014	$2,820
2015	$2,866
2016	$2,816
2017	$2,718
Years 2018 - 2022	$11,604

Defined Contribution Plans.    The Corporation maintains two defined contribution plans that cover substantially all employees. These plans, qualified under Section 401(a) of the Internal Revenue Code, are retirement savings and investment plans for the Corporation’s salaried and hourly employees. Under certain provisions of these plans, the Corporation, at established rates, matches employees’ eligible contributions. The Corporation’s matching obligations were $5,956,000 in 2012, $5,370,000 in 2011 and $5,074,000 in 2010.

Postemployment Benefits. The Corporation has accrued postemployment benefits of $1,538,000 and $1,691,000 at December 31, 2012 and 2011, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

Note K: Stock-Based Compensation

The shareholders approved, on May 23, 2006, the Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”). The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation’s common stock for issuance under the Plans.

Under the Plans, the Corporation grants options to employees to purchase its common stock at a price equal to the closing market value at the date of grant. The Corporation granted 71,686 employee stock options during 2012. Options granted in years subsequent to 2004 become exercisable in four annual installments beginning one year after date of grant and expire eight years from such date. Options granted prior to January 1, 2005 became exercisable in three equal annual installments beginning one year after date of grant and expire ten years from such date.

Prior to 2009, nonemployee directors received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vested immediately and expire ten years from the grant date.

The following table includes summary information for stock options as of December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2012	1,151,567	$89.93
Granted	71,686	$69.12
Exercised	(188,631)	$48.06
Terminated	(6,665)	$100.73
Outstanding at December 31, 2012	1,027,957	$96.10	3.4
Exercisable at December 31, 2012	854,178	$99.52	2.8

The weighted-average grant-date exercise price of options granted during 2012, 2011 and 2010 was $69.12, $86.90 and $95.27, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2012, 2011 and 2010 were $7,176,000, $1,621,000 and $3,978,000, respectively, and were based on the closing prices of the Corporation’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2012 were $13,121,000 and $10,492,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2012, which was $94.28.

Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation’s common stock at a 20% discount to the market value on the date of the incentive compensation award. Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62. All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.

The Corporation grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee directors. Certain restricted stock awards are based on specific common stock performance criteria over a specified period of time. In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee. Awards granted to nonemployee directors vest immediately.

The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2012:

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2012	31,700	$81.04	305,088	$95.72
Awarded	12,702	$81.41	58,918	$69.12
Distributed	(15,520)	$80.55	(119,328)	$111.92
Forfeited	(1,155)	$82.49	(6,084)	$90.06
December 31, 2012	27,727	$81.42	238,594	$81.19

The weighted-average grant-date fair value of incentive compensation awards granted during 2012, 2011 and 2010 was $81.41, $84.71 and $79.78, respectively. The weighted-average grant-date fair value of restricted stock awards granted during 2012, 2011 and 2010 was $69.12, $86.90 and $91.33, respectively.

The aggregate intrinsic values for incentive compensation awards and restricted stock awards at December 31, 2012 were $808,000 and $22,495,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2012, which was $94.28. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2012, 2011 and 2010 were $375,000, $165,000 and $0, respectively. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2012, 2011 and 2010 were $8,695,000, $10,237,000 and $10,031,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation’s common stock on the dates of distribution.

At December 31, 2012, there are approximately 510,000 awards available for grant under the Plans.

In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2012, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.

Also, the Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee directors the election to receive all or a portion of their total fees in the form of the Corporation’s common stock. Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Currently, directors are required to defer at least 50% of their retainer in the form of the Corporation’s common stock at a 20% discount to market value. Directors elected to defer portions of their fees representing 23,830, 19,977 and 17,804 shares of the Corporation’s common stock under this plan during 2012, 2011 and 2010, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, unrecognized compensation cost for nonvested awards at December 31, 2012 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
Unrecognized compensation cost at December 31, 2012:	$1,473	$4,400	$51	$—	$5,924
Weighted-average period over which unrecognized compensation cost to be recognized:	1.9 years	2.1 years	1.5 years	—

For the years ended December 31, 2012, 2011 and 2010, the Corporation recognized a tax benefit related to stock-based compensation expense of $3,075,000, $4,557,000 and $5,804,000, respectively.

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2012:

(add 000)
2013	$3,199
2014	1,975
2015	720
2016	30
Total	$5,924

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation’s consolidated statements of earnings.

Leases	12 Months Ended
Dec. 31, 2012
Leases

Note L: Leases

Total lease expense for operating leases was $44,177,000, $46,314,000 and $47,830,000 for the years ended December 31, 2012, 2011 and 2010, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $43,445,000, $36,333,000 and $37,474,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease and mineral and other royalty commitments for all noncancelable agreements as of December 31, 2012 are as follows:

(add 000)
2013	$75,298
2014	55,706
2015	51,353
2016	38,828
2017	29,851
Thereafter	109,464
Total	$360,500

Of the total future minimum commitments, $107,011,000 relates to the Corporation’s contracts of affreightment.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

Note M: Shareholders’ Equity

The authorized capital structure of the Corporation includes 100,000,000 shares of common stock, with a par value of $0.01 a share. At December 31, 2012, approximately 2,132,000 common shares were reserved for issuance under stock-based plans.

Pursuant to authority granted by its Board of Directors, the Corporation can repurchase common stock through open purchases. The Corporation did not repurchase any shares of common stock during the years ended December 31, 2012, 2011 or 2010. At December 31, 2012, 5,041,900 shares of common stock were remaining under the Corporation’s repurchase authorization.

In addition to common stock, the Corporation’s capital structure includes 10,000,000 shares of preferred stock with a par value of $0.01 a share. 100,000 shares of Class A Preferred Stock were reserved for issuance under the Corporation’s 1996 Rights Agreement that expired by its own terms on October 21, 2006. Upon its expiration, the Board of Directors adopted a new Rights Agreement (the “Rights Agreement”) and reserved 200,000 shares of Junior Participating Class B Preferred Stock for issuance. In accordance with the Rights Agreement, the Corporation issued a dividend of one right for each share of the Corporation’s common stock outstanding as of October 21, 2006, and one right continues to attach to each share of common stock issued thereafter. The rights will become exercisable if any person or group acquires beneficial ownership of 15 percent or more of the Corporation’s common stock. Once exercisable and upon a person or group acquiring 15 percent or more of the Corporation’s common stock, each right (other than rights owned by such person or group) entitles its holder to purchase, for an exercise price of $315 per share, a number of shares of the Corporation’s common stock (or in certain circumstances, cash, property or other securities of the Corporation) having a market value of twice the exercise price, and under certain conditions, common stock of an acquiring company having a market value of twice the exercise price. If any person or group acquires beneficial ownership of 15 percent or more of the Corporation’s common stock, the Corporation may, at its option, exchange the outstanding rights (other than rights owned by such acquiring person or group) for shares of the Corporation’s common stock or Corporation equity securities deemed to have the same value as one share of common stock or a combination thereof, at an exchange ratio of one share of common stock per right. The rights are subject to adjustment if certain events occur, and they will initially expire on October 21, 2016, if not terminated sooner. The Corporation’s Rights Agreement provides that the Corporation’s Board of Directors may, at its option, redeem all of the outstanding rights at a redemption price of $0.001 per right.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note N: Commitments and Contingencies

Legal and Administrative Proceedings.    The Corporation is engaged in certain legal and administrative proceedings incidental to its normal business activities. In the opinion of management and counsel, based upon currently-available facts, it is remote that the ultimate outcome of any litigation and other proceedings, including those pertaining to environmental matters (see Note A), relating to the Corporation and its subsidiaries, will have a material adverse effect on the overall results of the Corporation’s operations, its cash flows or its financial position.

Asset Retirement Obligations.    The Corporation incurs reclamation costs as part of its aggregates mining process. The estimated future reclamation obligations have been discounted to their present value and are being accreted to their projected future obligations via charges to operating expenses. Additionally, the fixed assets recorded concurrently with the liabilities are being depreciated over the period until reclamation activities are expected to occur. Total accretion and depreciation expenses for 2012, 2011 and 2010 were $3,743,000, $3,892,000 and $3,689,000, respectively, and are included in other operating income and expenses, net, in the consolidated statements of earnings.

Projected estimated reclamation obligations should include a market risk premium which represents the amount an external party would charge for bearing the uncertainty of guaranteeing a fixed price today for performance in the future. However, due to the average remaining quarry life exceeding 60 years at normalized production rates and the nature of quarry reclamation work, the Corporation believes that it is impractical for external parties to agree to a fixed price today. Therefore, a market risk premium has not been included in the estimated reclamation obligation.

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2012	2011
Balance at January 1	$43,233	$41,079
Accretion expense	2,712	2,645
Liabilities incurred	204	3,062
Liabilities settled	(126)	(2,091)
Revisions in estimated cash flows	150	(1,462)
Balance at December 31	$46,173	$43,233

Other Environmental Matters.    The Corporation’s operations are subject to and affected by federal, state and local laws and regulations relating to the environment, health and safety and other regulatory matters. Certain of the Corporation’s operations may, from time to time, involve the use of substances that are classified as toxic or hazardous within the meaning of these laws and regulations. Environmental operating permits are, or may be, required for certain of the Corporation’s operations, and such permits are subject to modification, renewal and revocation. The Corporation regularly monitors and reviews its operations, procedures and policies for compliance with these laws and regulations. Despite these compliance efforts, risk of environmental remediation liability is inherent in the operation of the Corporation’s businesses, as it is with other companies engaged in similar businesses. The Corporation has no material provisions for environmental remediation liabilities and does not believe such liabilities will have a material adverse effect on the Corporation in the future.

The United States Environmental Protection Agency (“USEPA”) includes the lime industry as a national enforcement priority under the federal Clean Air Act (“CAA”). As part of the industry wide effort, the USEPA issued Notices of Violation/Findings of Violation (“NOVs”) to the Corporation in 2010 and 2011 regarding the Corporation’s compliance with the CAA New Source Review (“NSR”) program at its Specialty Products dolomitic lime manufacturing plant in Woodville, Ohio. The Corporation has been providing information to the USEPA in response to these NOVs and has had several meetings with the USEPA. The Corporation believes it is in substantial compliance with the NSR program. Because the enforcement proceeding is in its initial stage, at this time the Corporation cannot reasonably estimate what likely penalties or upgrades to equipment might ultimately be required. The Corporation believes that any costs related to any required upgrades will be spread over time and will not have a material adverse effect on the Corporation’s operations or its financial condition, but can give no assurance that the ultimate resolution of this matter will not have a material adverse effect on the financial condition or results of operations of the Specialty Products segment.

Insurance Reserves.    The Corporation has insurance coverage for workers’ compensation, automobile liability, marine liability and general liability claims. The Corporation is also self-insured for health claims. At December 31, 2012 and 2011, reserves of $20,294,000 and $23,749,000, respectively, were recorded for all such insurance claims. During 2012, the Corporation’s casualty claims liability decreased by $3,600,000 based on changes in the estimated ultimate cost of claims for prior policy years. This change in estimate increased 2012 net earnings by $2,176,000, or $0.05 per diluted share. During 2011, the Corporation’s casualty claims liability increased by $1,100,000. This change in estimate decreased 2011 net earnings by $665,000, or $0.01 per diluted share. During 2010, the Corporation increased its accrual for casualty claims by $1,500,000, which decreased 2010 net earnings by $907,000, or $0.02 per diluted share.

Letters of Credit.    In the normal course of business, the Corporation provides certain third parties with standby letter of credit agreements guaranteeing its payment for certain insurance claims, utilities and property improvements. At December 31, 2012, the Corporation was contingently liable for $15,288,000 in letters of credit, of which $2,507,000 were issued under the Corporation’s Revolving Facility. Certain of these underlying obligations are accrued on the Corporation’s balance sheet.

Surety Bonds.    In the normal course of business, at December 31, 2012, the Corporation was contingently liable for $261,730,000 in surety bonds required by certain states and municipalities and their related agencies. The bonds are principally for certain insurance claims, construction contracts, reclamation obligations and mining permits guaranteeing the Corporation’s own performance. Certain of these underlying obligations, including those for asset retirement requirements and insurance claims, are accrued on the Corporation’s balance sheet. Five of these bonds total $72,673,000, or 28% of all outstanding surety bonds. The Corporation has indemnified the underwriting insurance companies, Safeco Corporation, a subsidiary of Liberty Mutual Group, and Zurich Insurance Company, against any exposure under the surety bonds. In the Corporation’s past experience, no material claims have been made against these financial instruments.

Guarantee of Affiliate.    The Corporation has an unconditional guaranty of payment agreement with Fifth Third to guarantee the repayment of amounts borrowed by an affiliate under a $24,000,000 revolving line of credit provided by Fifth Third that expires in July 2013 and a guaranty agreement with Bank of America, N.A. to guarantee a $6,200,000 amortizing loan due April 2015. The affiliate has agreed to reimburse and indemnify the Corporation for any payments and expenses the Corporation may incur from these agreements. The Corporation holds a subordinate lien of the affiliate’s assets as collateral for potential payments under the agreements.

Purchase Commitments.    The Corporation had purchase commitments for property, plant and equipment of $15,839,000 as of December 31, 2012. The Corporation also had other purchase obligations related to energy and service contracts of $34,545,000 as of December 31, 2012. The Corporation’s contractual purchase commitments as of December 31, 2012 are as follows:

(add 000)
2013	$41,496
2014	8,659
2015	229
Total	$50,384

Employees.    Approximately 14% of the Corporation’s employees are represented by a labor union. All such employees are hourly employees.

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments

Note O: Business Segments

The Corporation currently conducts its aggregates and vertically-integrated operations through three reportable business segments: Mideast Group, Southeast Group and West Group. The Corporation also has a Specialty Products segment that produces magnesia-based chemicals products and dolomitic lime. These segments are consistent with the Corporation’s management reporting structure as of December 31, 2012. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Earnings from operations are net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and income taxes. Corporate earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, unallocated corporate expenses and other nonrecurring and/or non-operational adjustments excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Mideast Group	$445,097	$430,638	$420,618
Southeast Group	304,524	306,436	336,351
West Group	1,067,333	757,548	702,657
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Mideast Group	$406,651	$395,470	$390,581
Southeast Group	282,161	283,287	303,174
West Group	947,694	640,551	605,537
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

Gross profit (loss)
Mideast Group	$108,876	$104,204	$109,865
Southeast Group	10,755	21,009	46,062
West Group	134,503	104,749	108,333
Total Aggregates Business	254,134	229,962	264,260
Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Selling, general and administrative expenses
Mideast Group	$36,928	$37,762	$36,914
Southeast Group	22,832	26,873	27,709
West Group	56,664	43,879	42,861
Total Aggregates Business	116,424	108,514	107,484
Specialty Products	9,295	9,197	11,046
Corporate	12,679	6,427	11,892
Total	$138,398	$124,138	$130,422

Earnings (Loss) from operations
Mideast Group	$75,028	$69,723	$75,261
Southeast Group	(13,470)	(5,884)	17,924
West Group	81,975	63,592	75,330
Total Aggregates Business	143,533	127,431	168,515
Specialty Products	68,542	66,305	50,578
Corporate	(57,122)	(32,757)	(20,786)
Total	$154,953	$160,979	$198,307

Assets employed
Mideast Group	$724,945	$753,005	$758,735
Southeast Group	652,567	663,321	836,695
West Group	1,413,838	1,389,746	1,102,798
Total Aggregates Business	2,791,350	2,806,072	2,698,228
Specialty Products	157,673	120,305	102,103
Corporate	211,903	221,445	274,412
Total	$3,160,926	$3,147,822	$3,074,743

Depreciation, depletion and amortization
Mideast Group	$44,189	$46,668	$50,524
Southeast Group	39,007	51,090	56,622
West Group	78,271	59,419	56,705
Total Aggregates Business	161,467	157,177	163,851
Specialty Products	7,838	7,075	8,385
Corporate	7,906	9,155	9,301
Total	$177,211	$173,407	$181,537

years ended December 31 (add 000) Total property additions	2012	2011	2010
Mideast Group	$32,179	$39,504	$50,869
Southeast Group	29,541	29,531	54,138
West Group	47,233	243,195	58,819
Total Aggregates Business	108,953	312,230	163,826
Specialty Products	38,873	21,983	6,431
Corporate	3,887	6,340	1,823
Total	$151,713	$340,553	$172,080

Property additions through acquisitions
Mideast Group	$--	$--	$12,912
Southeast Group	--	--	20,902
West Group	--	40,229	--
Total Aggregates Business	--	40,229	33,814
Specialty Products	--	--	--
Corporate	--	--	--
Total	$--	$40,229	$33,814

In 2012, the West Group acquired $690,000 of capital assets through noncash transactions. Property additions for the West Group in 2011 included $144,961,000 of capital assets acquired through an asset exchange with Lafarge North America Inc. Property additions for the Mideast Group in 2010 included $1,900,000 of land acquired through noncash transactions. Property additions for the Southeast Group in 2010 included $450,000 of land acquired through noncash transactions.

The Aggregates business includes the aggregates product line and the vertically-integrated operations, which includes asphalt, ready mixed concrete and road paving product lines. All vertically-integrated operations reside in the West Group. Product lines for the Specialty Products segment consist of magnesia-based chemicals, dolomitic lime and other. Total revenues, net sales and gross profit by product line are as follows:

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Aggregates	$1,470,953	$1,372,243	$1,365,729
Asphalt	93,288	63,942	51,055
Ready Mixed Concrete	116,328	33,075	25,067
Road Paving	136,385	25,362	17,775
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Magnesia-Based Chemicals	158,752	158,255	132,891
Dolomitic Lime	60,280	59,496	58,630
Other	1,681	1,372	1,659
Total Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Aggregates	$1,303,975	$1,213,635	$1,218,569
Asphalt	79,816	47,315	37,917
Ready Mixed Concrete	116,320	32,990	25,031
Road Paving	136,395	25,368	17,775
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Magnesia-Based Chemicals	142,922	142,620	120,475
Dolomitic Lime	57,614	56,582	54,212
Other	1,681	1,373	1,659
Total Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

    years ended December 31

    (add 000)

Gross profit (loss)	2012	2011	2010
Aggregates	$240,614	$223,275	$254,290
Asphalt	12,099	5,836	8,988
Ready Mixed Concrete	(1,159)	(250)	(508)
Road Paving	2,580	1,101	1,490
Total Aggregates Business	254,134	229,962	264,260
Magnesia-Based Chemicals	54,508	50,726	39,821
Dolomitic Lime	22,316	24,548	24,041
Other	399	131	(2,177)
Total Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2012	2011	2010
Domestic	$1,996,142	$1,671,999	$1,618,715
Foreign	41,525	41,746	34,091
Total	$2,037,667	$1,713,745	$1,652,806

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

Note P: Supplemental Cash Flow Information

The components of the change in other assets and liabilities, net, are as follows:

     years ended December 31

(add 000)	2012	2011	2010
Other current and noncurrent assets	$(2,354)	$2,439	$3,245
Accrued salaries, benefits and payroll taxes	7	(4,722)	(1,415)
Accrued insurance and other taxes	2,274	2,873	(739)
Accrued income taxes	(13,343)	6,139	10,890
Accrued pension, postretirement and postemployment benefits	(13,904)	(16,378)	(22,257)
Other current and noncurrent liabilities	3,836	(3,092)	(3,491)
Change in other assets and liabilities	$(23,484)	$(12,741)	$(13,767)

The change in other current and noncurrent assets for the year ended December 31, 2012 relates to an increase in costs in excess of billings for the Corporation’s road paving business. The road paving business typically has a longer cash collection cycle compared with the Aggregates business’ other product lines. The change in accrued income taxes was attributable to an increase in prepaid income taxes of $12,500,000 in 2012. The change in other current and noncurrent liabilities is primarily driven by the unrecognized tax benefits increase in 2012 related to the estimated settlement of the APA.

Noncash investing and financing activities are as follows:

 years ended December 31

(add 000)	2012	2011	2010
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$690	$150,000	$--
Acquisition of land through property exchange	$--	$--	$1,900
Issuance of notes payable for acquisition of land	$--	$--	$450

Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses

Note Q: Other Expenses

In 2012, the Corporation incurred business development costs of $35,140,000, which decreased 2012 net earnings by $21,242,000, or $0.46 per diluted share. In 2011, the Corporation incurred business development costs of $18,575,000, which decreased net earnings for 2011 by $11,409,000, or $0.25 per diluted share.

The Corporation incurred early retirement and severance expenses totaling $3,885,000, or $0.05 per diluted share, in 2012 and $4,414,000, or $0.06 per diluted share, in 2011. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statements of earnings.

In 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the previously-established legal reserve, thereby increasing net earnings for 2010 by $2,751,000, or $0.06 per diluted share.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts— describe		Deductions— describe		Balance at end of period
		(Amounts in Thousands)

Year ended December 31, 2012

Allowance for doubtful accounts	$5,295	$774	$-		$-		$6,069

Allowance for uncollectible notes receivable	295	145	-		-		440

Inventory valuation allowance	92,481	4,475	-		139	(a)	96,817

Accumulated amortization of intangible assets	12,824	3,593	-		425	(b)	15,992
Year ended December 31, 2011

Allowance for doubtful accounts	$3,578	$1,717	$-		$-		$5,295

Allowance for uncollectible notes receivable	179	116	-		-		295

Inventory valuation allowance	87,044	7,882	2,154	(c)	4,599	(a)	92,481

Accumulated amortization of intangible assets	14,322	1,812	-		984 2,326	(b) (a)	12,824

Year ended December 31, 2010

Allowance for doubtful accounts	$4,622	$-	$-		$1,044	(d)	$3,578

Allowance for uncollectible notes receivable	151	28	-		-		179
Inventory valuation allowance	82,674	4,370	-				87,044
Accumulated amortization of intangible assets	13,155	1,453	-		286	(b)	14,322

(a)	Divestitures.
(b)	Write off of fully amortized intangible assets.
(c)	Acquisitions.
(d)	To adjust allowance for change in estimates.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization

Organization.    Martin Marietta Materials, Inc., (the “Corporation”) is engaged principally in the construction aggregates business. The Corporation’s aggregates product line accounts for 71% of consolidated 2012 net sales and includes crushed stone, sand and gravel, and is used primarily for construction of highways and other infrastructure projects, and in the nonresidential and residential construction industries. Aggregates products are also used in the railroad, environmental, utility and agricultural industries. These aggregates products, along with the asphalt products, ready mixed concrete and road paving materials of the Corporation’s vertically-integrated operations (which account for 18% of consolidated 2012 net sales), are sold and shipped from a network of 300 quarries, distribution facilities and plants to customers in 33 states, Canada, the Bahamas and the Caribbean Islands. As of December 31, 2012, the Aggregates business contains the following reportable segments: Mideast Group, Southeast Group and West Group. The Mideast Group operates in Indiana, Kentucky, Maryland, North Carolina, Ohio, Virginia and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Mississippi, South Carolina, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, Iowa, Kansas, Louisiana, Minnesota, Missouri, Nebraska, Nevada, North Dakota, Oklahoma, Texas, Utah, Washington and Wyoming. The following states accounted for 57% of the Aggregates business’ 2012 net sales: Texas, North Carolina, Iowa, Colorado and Georgia.

In addition to the Aggregates business, the Corporation has a Specialty Products segment, accounting for 11% of consolidated 2012 net sales, that produces magnesia-based chemicals products used in industrial, agricultural and environmental applications and dolomitic lime sold primarily to customers in the steel industry.

Use of Estimates

Use of Estimates. The preparation of the Corporation’s consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, and assumptions used in the calculation of income taxes, retirement and other postemployment benefits. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and declines in construction activity increase the uncertainty inherent in certain of these estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for the period in which the change in estimate occurs.

Basis of Consolidation

Basis of Consolidation. The consolidated financial statements include the accounts of the Corporation and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Corporation’s ability to exercise control over the affiliates’ operations. Intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition.    Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the road paving business are recognized using the percentage completion method under the revenue-cost approach. Under the revenue-cost approach, the costs recognized are the total estimated contract costs multiplied by the percentage of completion. The contract revenue recognized is the total estimated contract revenues multiplied by the percentage of completion. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers.

Freight and Delivery Costs

Freight and Delivery Costs.    Freight and delivery costs represent pass-through transportation costs incurred and paid by the Corporation to third-party carriers to deliver products to customers. These costs are then billed to the Corporation’s customers.

Cash and Cash Equivalents

Cash and Cash Equivalents.    Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Corporation manages its cash and cash equivalents to ensure that short-term operating cash needs are met and that excess funds are managed efficiently. The Corporation subsidizes shortages in operating cash through short-term borrowing facilities. The Corporation typically invests excess funds in money market funds, money market demand deposit accounts or Eurodollar time deposit accounts. Money market demand deposits and Eurodollar time deposit accounts are exposed to bank solvency risk. Money market demand deposit accounts are FDIC insured up to $250,000. The Corporation’s deposits in bank funds generally exceed the $250,000 FDIC insurance limit. The Corporation’s cash management policy prohibits cash and cash equivalents over $100,000,000 to be maintained at any one bank.

In connection with its guarantee of an affiliate (see Note N), the Corporation is required to maintain funds in depository accounts at Fifth Third Bank (“Fifth Third”) in an amount greater than or equal to $5,000,000. Of the Corporation’s cash and cash equivalents at December 31, 2012 and 2011, $5,023,000 and $5,014,000, respectively, was on deposit at Fifth Third.

Customer Receivables

Customer Receivables.    Customer receivables are stated at cost. The Corporation does not charge interest on customer accounts receivable. The Corporation records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts greater than $50,000 deemed at risk. The Corporation writes off customer receivables as bad debt expense when it becomes apparent based upon customer facts and circumstances that such amounts will not be collected.

Inventories Valuation

Inventories Valuation.    Inventories are stated at the lower of cost or market. Costs for finished products and in process inventories are determined by the first-in, first-out method. The Corporation records an allowance for finished product inventories in excess of sales for a twelve-month period, as measured by historical sales. The Corporation also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are recorded as a component of inventory and recognized in cost of sales in the same period as the revenue from the sale of the inventory.

Properties and Depreciation

Properties and Depreciation.    Property, plant and equipment are stated at cost. The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

The Corporation begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Quarry development costs are classified as land improvements.

The Corporation reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed within an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are expensed as incurred as periodic inventory production costs.

Mineral reserves and mineral interests, when acquired in connection with a business combination, are valued using an income approach over the life of the proven and probable reserves.

Depreciation is computed over estimated service lives, principally by the straight-line method. Depletion of mineral deposits is calculated over proven and probable reserves by the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows of the related asset are less than its carrying value.

Repair and Maintenance Costs	Repair and Maintenance Costs. Repair and maintenance costs that do not substantially extend the life of the Corporation’s plant and equipment are expensed as incurred.
Goodwill and Intangible Assets

Goodwill and Intangible Assets.    Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. The carrying value of goodwill is reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts or circumstances indicate potential impairment. If an impairment review indicates that the carrying value is impaired, a charge is recorded.

The Corporation’s reporting units, which represent the level at which goodwill is tested for impairment, are based on its geographic regions. Goodwill is allocated to the reporting units based on the location of acquisitions and divestitures at the time of consummation.

Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms. The carrying value of other intangibles is reviewed if facts and circumstances indicate potential impairment. If this review determines that the carrying value is impaired, a charge is recorded.

Retirement Plans and Postretirement Benefits

Retirement Plans and Postretirement Benefits.    The Corporation sponsors defined benefit retirement plans and also provides other postretirement benefits. The Corporation recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive earnings or loss, net of tax. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants’ average remaining service period and recognized as a component of net periodic benefit cost.

Stock-Based Compensation

Stock-Based Compensation. The Corporation has stock-based compensation plans for employees and directors. The Corporation recognizes all forms of stock-based payments to employees, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The Corporation uses the accelerated expense recognition method for stock options. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

The Corporation expenses the fair value of restricted stock awards, incentive compensation awards and directors’ fees paid in the form of common stock based on the closing price of the Corporation’s common stock on the awards’ respective grant dates.

The Corporation uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees’ exercise patterns based on changes in the Corporation’s stock price and other variables. The period of time for which options are expected to be outstanding, or expected term of the option, is a derived output of the lattice valuation model. The Corporation considers the following factors when estimating the expected term of options: vesting period of the award, expected volatility of the underlying stock, employees’ ages and external data. Key assumptions used in determining the fair value of the stock options awarded in 2012, 2011 and 2010 were:

	2012	2011	2010
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7.3 years	7.2 years	7.2 years

Based on these assumptions, the weighted-average fair value of each stock option granted was $22.18, $29.94 and $33.95 for 2012, 2011 and 2010, respectively.

The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds available at the time each option was granted having a remaining life approximately equal to the option’s expected life. The dividend yield represents the dividend rate expected to be paid over the option’s expected life. The Corporation’s volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Corporation estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.

The Corporation recognizes income tax benefits received on dividends or dividend equivalents of unvested stock-based payments as an increase to additional paid-in capital and includes them in the pool of excess tax benefits.

Environmental Matters

Environmental Matters. The Corporation records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset’s carrying amount. The estimate of fair value is affected by management’s assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Corporation records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. These costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes

Income Taxes.    Deferred income tax assets and liabilities on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances.

Uncertain Tax Positions

Uncertain Tax Positions.    The Corporation recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that the position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. The Corporation’s unrecognized tax benefits are recorded in other current and other noncurrent liabilities, as appropriate, on the consolidated balance sheets.

The Corporation records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings.

Sales Taxes	Sales Taxes. Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.
Research and Development Costs	Research and Development Costs. Research and development costs are charged to operations as incurred.
Start-Up Costs	Start-Up Costs. Noncapital start-up costs for new facilities and products are charged to operations as incurred.
Warranties

Warranties.    The Corporation’s construction contracts contain warranty provisions covering defects in equipment, materials, design or workmanship that generally run from nine months to one year after project completion. Because of the nature of its projects, including contract owner inspections of the work both during construction and prior to acceptance, the Corporation has not experienced material warranty costs for these short-term warranties and therefore does not believe an accrual for these costs is necessary. Certain construction contracts carry longer warranty periods, ranging from two to ten years for which the Corporation has accrued an estimate of warranty cost. The warranty cost is estimated based on experience with the type of work and any known risks relative to the project and was not material for the years ended December 31, 2012, 2011 and 2010.

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss.    Consolidated comprehensive earnings for the Corporation consist of consolidated net earnings; adjustments for the funded status of pension and postretirement benefit plans; foreign currency translation adjustments; and the amortization of the value of terminated forward starting interest rate swap agreements into interest expense.

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(108,189)	$(84,204)	$(54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)

Accumulated other comprehensive loss	$(106,169)	$(83,890)	$(53,660)

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$70,881	$55,161	$39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497

Cumulative noncurrent deferred tax assets	$73,588	$58,277	$42,998

Earnings Per Common Share

Earnings Per Common Share.    The Corporation computes earnings per share (“EPS”) pursuant to the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Corporation pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta Materials, Inc., reduced by dividends and undistributed earnings attributable to the Corporation’s unvested restricted stock awards and incentive stock awards. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards to be issued to employees and nonemployee members of the Corporation’s Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive. The diluted per-share computations reflect a change in the number of common shares outstanding (the denominator) to include the number of additional shares that would have been outstanding if the potentially dilutive common shares had been issued.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2012	2011	2010
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$84,910	$78,378	$97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)

Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)

Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$83,974	$81,722	$96,019

Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174

Diluted weighted-average common shares outstanding	45,970	45,793	45,659

Accounting Changes

Accounting Changes.    Effective January 1, 2012, as required by accounting guidance, the Corporation changed its presentation of consolidated comprehensive earnings/loss. The Corporation no longer reports consolidated comprehensive earnings/loss and related components of other comprehensive earnings/loss in its consolidated statements of total equity. Rather, the Corporation presents consolidated comprehensive earnings/loss in a separate consolidated statement of comprehensive earnings for annual periods. Prior-year information has been recast to conform to this presentation approach.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	4 to 50 years

Machinery & Equipment	2 to 35 years

Land Improvements	4 to 30 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options

Key assumptions used in determining the fair value of the stock options awarded in 2012, 2011 and 2010 were:

	2012	2011	2010
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7.3 years	7.2 years	7.2 years

Components of Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss are as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$(108,189)	$(84,204)	$(54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)

Accumulated other comprehensive loss	$(106,169)	$(83,890)	$(53,660)

Components of Accumulated Other Comprehensive Loss Net of Cumulative Noncurrent Deferred Tax Assets

The components of accumulated other comprehensive loss are net of cumulative noncurrent deferred tax assets as follows:

December 31 (add 000)	2012	2011	2010
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$70,881	$55,161	$39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497

Cumulative noncurrent deferred tax assets	$73,588	$58,277	$42,998

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2012	2011	2010
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$84,910	$78,378	$97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)

Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)

Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$83,974	$81,722	$96,019

Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174

Diluted weighted-average common shares outstanding	45,970	45,793	45,659

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Goodwill

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2012

Balance at beginning of period	$122,052	$72,073	$422,546	$616,671
Adjustments to purchase price allocations	---	---	(467)	(467)
District reorganization	(9,229)	9,229	---	---

Balance at end of period	$112,823	$81,302	$422,079	$616,204

	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2012
Noncompetition agreements	$6,560	$(5,476)	$1,084
Customer relationships	20,160	(4,100)	16,060
Use rights and other	15,865	(6,416)	9,449
Total	$42,585	$(15,992)	$26,593

	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

Intangible Assets Deemed to Indefinite Life and Not Being Amortized

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2012
Use rights	$21,275	$--	$21,275
Trade name	--	2,565	2,565
Total	$21,275	$2,565	$23,840

	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

Other Intangibles for Aggregates Business

other intangibles for its Aggregates business, consisting of the following:

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

Estimated Amortization Expense for Intangible Assets

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2013	$3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Total	$26,593

Business Combinations and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Components of Discontinued operations

Discontinued operations consist of the following:

years ended December 31
(add 000)	2012	2011	2010
Net sales	$53	$64,645	$75,493

Pretax loss on operations	$(402)	$(3,778)	$(1,658)
Pretax (loss) gain on disposals	(354)	9,986	(4)
Pretax (loss) gain	(756)	6,208	(1,662)
Income tax (benefit) expense	(320)	2,207	(1,570)
Net (loss) earnings	$(436)	$4,001	$(92)

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable Net

December 31
(add 000)	2012	2011
Customer receivables	$226,577	$197,611
Other current receivables	3,542	11,432
	230,119	209,043
Less allowances	(6,069)	(5,295)
Total	$224,050	$203,748

Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories Net

December 31
(add 000)	2012	2011
Finished products	$355,881	$350,685
Products in process and raw materials	16,442	11,116
Supplies and expendable parts	56,805	53,287
	429,128	415,088
Less allowances	(96,817)	(92,481)
Total	$332,311	$322,607

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

December 31
(add 000)	2012	2011
Land and land improvements	$645,095	$620,940
Mineral reserves and interests	430,884	421,820
Buildings	116,332	111,796
Machinery and equipment	2,511,222	2,407,045
Construction in progress	109,054	127,091
	3,812,587	3,688,692
Less allowances for depreciation, depletion and amortization	(2,059,346)	(1,914,401)
Total	$1,753,241	$1,774,291

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

December 31
(add 000)	2012	2011
6.6% Senior Notes, due 2018	$298,677	$298,476
7% Debentures, due 2025	124,443	124,417
6.25% Senior Notes, due 2037	228,114	247,915
Term Loan Facility, due 2015, interest rate of 2.21% and 2.20% at December 31, 2012 and 2011, respectively	245,000	250,000
Revolving Facility, interest rate of 1.91% and 2.64% at December 31, 2012 and 2011, respectively	50,000	35,000
AR Credit Facility, interest rate of 1.00% and 1.66% at December 31, 2012 and 2011, respectively	100,000	100,000
Other notes	1,625	4,276
Total	1,047,859	1,060,084
Less current maturities	(5,676)	(7,182)
Long-term debt	$1,042,183	$1,052,902

Commitments Amounts Under Senior Unsecured Credit Facilities

The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Schedule Principal Amount, Effective Interest Rate and Maturity Date of Debentures and Senior Notes

The principal amount, effective interest rate and maturity date for the Corporation’s Debentures and Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037

Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2012, and thereafter are:

(add 000)
2013	$5,676
2014	5,229
2015	385,207
2016	145
2017	47
Thereafter	651,555
Total	$1,047,859

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Tax Expense (benefit) on Income From Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2012	2011	2010
Federal income taxes:
Current	$(2,926)	$15,968	$10,534
Deferred	12,581	4,080	14,779
Total federal income taxes	9,655	20,048	25,313
State income taxes:
Current	373	2,827	1,988
Deferred	1,670	(882)	3,429
Total state income taxes	2,043	1,945	5,417
Foreign income taxes:
Current	4,062	(1,006)	(260)
Deferred	1,190	--	443
Total foreign income taxes	5,252	(1,006)	183
Total taxes on income	$16,950	$20,987	$30,913

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2012	2011	2010
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.8)	(17.5)	(12.8)
State income taxes	1.3	1.3	2.7
Foreign valuation allowance	(3.4)	2.6	0.8
Foreign taxes, other	0.5	0.8	(0.2)
Domestic production deduction	0.1	(1.6)	(1.6)
Advanced pricing agreement	1.0	--	--
Medicare subsidy	(0.1)	0.2	1.8
Other items	(0.1)	0.1	(1.9)

Effective income tax rate	16.5%	20.9%	23.8%

Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2012	2011
Deferred tax assets related to:
Employee benefits	$33,258	$37,903
Inventories	54,555	60,462
Valuation and other reserves	17,752	14,882
Net operating loss carryforwards	8,891	10,835
Other items, net	1,511	--

Gross deferred tax assets	115,967	124,082
Valuation allowance on deferred tax assets	(6,572)	(9,402)

Total net deferred tax assets	109,395	114,680

Deferred tax liabilities related to:
Property, plant and equipment	(260,190)	(258,433)
Goodwill and other intangibles	(70,669)	(54,782)
Other items, net	--	(1,132)

Total deferred tax liabilities	(330,859)	(314,347)

Net deferred tax liability	$(221,464)	$(199,667)

Deferred Tax Assets and (Liabilities) Recognized

The Corporation’s deferred tax assets and (liabilities) are recognized on the consolidated balance sheets as follows:

December 31
(add 000)	2012	2011
Current deferred income tax benefits	$77,716	$80,674
Noncurrent deferred income taxes	(225,592)	(222,064)

Net deferred income taxes	$(147,876)	$(141,390)

Schedule Of Unrecognized Tax Benefits

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2012	2011	2010
Unrecognized tax benefits at beginning of year	$9,288	$11,011	$16,722
Gross increases – tax positions in prior years	19,434	1,217	19,619
Gross decreases – tax positions in prior years	(13,876)	(1,510)	(3,258)
Gross increases – tax positions in current year	1,555	6,274	6,462
Gross decreases – tax positions in current year	--	(4,625)	(5,135)
Settlements with taxing authorities	(1,021)	(3,079)	(12,573)
Lapse of statute of limitations	--	--	(10,826)

Unrecognized tax benefits at end of year	$15,380	$9,288	$11,011

Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2012	2011
Projected benefit obligation	$535,783	$457,175
Accumulated benefit obligation	$481,865	$417,771
Fair value of plan assets	$376,443	$325,150

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2012	2011
Discount rate	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2012	2011	2010
Discount rate	5.14%	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.25%	7.75%	7.75%

Schedule of Target Assets Allocation

The target allocation for 2012 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2012 Target Allocation	2012	2011
Equity securities	56%	57%	57%
Debt securities	34%	33%	34%
Hedge funds	5%	5%	4%
Real estate	5%	5%	5%
Cash	--	--	--

Total	100%	100%	100%

Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2012
Equity securities:
Mid-sized to large cap	$--	$150,742	$--	$150,742
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	17,606	--	17,606
Hedge funds	--	--	19,252	19,252
Cash	381	--	--	381
Total	$381	$356,810	$19,252	$376,443

2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31 (add 000)	2012	2011
Balance at January 1	$12,979	$13,453
Purchases	5,500	--
Unrealized gain (loss)	773	(474)
Balance at December 31	$19,252	$12,979

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2012	2011
Health care cost trend rate assumed for next year	8.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2017

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$59	$(51)
Postretirement benefit obligation	$1,525	$(1,299)

Pension [Member]
Schedule of Components of Net Periodic Benefit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

 years ended December 31

(add 000)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$13,084	$11,270	$11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Amortization of:
Prior service cost	466	534	583
Actuarial loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455

Net periodic benefit cost	$26,499	$17,187	$26,626

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2012	2011	2010
Actuarial loss (gain)	$47,877	$65,334	$(10,915)
Amortization of:
Prior service cost	(466)	(534)	(583)
Actuarial loss	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)

Total	$34,216	$58,102	$(24,938)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2012		2011

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,089	$1,263	$2,555	$1,545
Actuarial loss	191,675	115,868	156,994	94,903
Transition asset	(11)	(7)	(12)	(7)

Total	$193,753	$117,124	$159,537	$96,441

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2012	2011
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$457,175	$398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)

Net projected benefit obligation at end of year	$535,783	$457,175

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$325,150	$311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)

Fair value of plan assets at end of year	$376,443	$325,150

Schedule of Funded Status	December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(159,340)	$(132,025)

Accrued benefit cost	$(159,340)	$(132,025)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,871)	$(2,320)
Noncurrent liability	(156,469)	(129,705)

Net amount recognized at end of year	$(159,340)	$(132,025)

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2013	$19,589
2014	$21,126
2015	$23,028
2016	$24,892
2017	$26,631
Years 2018 - 2022	$156,728

Postretirement Benefits [Member]
Schedule of Components of Net Periodic Benefit Cost

The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2012	2011	2010
Components of net periodic benefit (credit) cost:
Service cost	$227	$350	$548
Interest cost	1,234	2,225	2,754
Amortization of:
Prior service credit	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Total net periodic benefit (credit) cost	$(2,077)	$750	$1,575

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2012	2011	2010
Actuarial loss (gain)	$1,993	$(3,884)	$(4,133)
Prior service credit	--	(10,397)	(1,722)
Amortization of:
Prior service credit	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$5,531	$(12,456)	$(4,128)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2012		2011
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(13,598)	$(8,220)	$(16,853)	$(10,188)
Actuarial gain	(934)	(565)	(3,210)	(1,940)
Total	$(14,532)	$(8,785)	$(20,063)	$(12,128)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

     years ended December 31

(add 000)	2012	2011
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,635	$45,210
Service cost	227	350
Interest cost	1,234	2,225
Participants’ contributions	2,528	1,925
Actuarial loss (gain)	1,993	(3,884)
Plan amendments	--	(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Net benefit obligation at end of year	$29,095	$29,635

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,994	3,869
Participants’ contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Fair value of plan assets at end of year	$--	$--

Schedule of Funded Status	December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(29,095)	$(29,635)
Accrued benefit cost	$(29,095)	$(29,635)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,980)	$(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$(29,095)	$(29,635)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2012	2011
Discount rate	3.54%	4.44%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2012	2011	2010
Discount rate	4.44%	5.57%	5.60%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Benefit Payments
2013	$3,980
2014	$2,820
2015	$2,866
2016	$2,816
2017	$2,718
Years 2018 - 2022	$11,604

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2012	1,151,567	$89.93
Granted	71,686	$69.12
Exercised	(188,631)	$48.06
Terminated	(6,665)	$100.73
Outstanding at December 31, 2012	1,027,957	$96.10	3.4
Exercisable at December 31, 2012	854,178	$99.52	2.8

Summarizes Information for Incentive Stock Awards and Restricted Stock Awards

The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2012:

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2012	31,700	$81.04	305,088	$95.72
Awarded	12,702	$81.41	58,918	$69.12
Distributed	(15,520)	$80.55	(119,328)	$111.92
Forfeited	(1,155)	$82.49	(6,084)	$90.06
December 31, 2012	27,727	$81.42	238,594	$81.19

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, unrecognized compensation cost for nonvested awards at December 31, 2012 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
Unrecognized compensation cost at December 31, 2012:	$1,473	$4,400	$51	$—	$5,924
Weighted-average period over which unrecognized compensation cost to be recognized:	1.9 years	2.1 years	1.5 years	—

Expected Stock-Based Compensation Expense in Future Periods for Outstanding Awards	The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2012:

(add 000)
2013	$3,199
2014	1,975
2015	720
2016	30
Total	$5,924

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease and Mineral and Other Royalty Commitments for All Noncancelable Agreements

Future minimum lease and mineral and other royalty commitments for all noncancelable agreements as of December 31, 2012 are as follows:

(add 000)
2013	$75,298
2014	55,706
2015	51,353
2016	38,828
2017	29,851
Thereafter	109,464
Total	$360,500

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

     years ended December 31:

(add 000)	2012	2011
Balance at January 1	$43,233	$41,079
Accretion expense	2,712	2,645
Liabilities incurred	204	3,062
Liabilities settled	(126)	(2,091)
Revisions in estimated cash flows	150	(1,462)
Balance at December 31	$46,173	$43,233

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2012 are as follows:

(add 000)
2013	$41,496
2014	8,659
2015	229
Total	$50,384

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Data for Continuning Operation For the Corporation's Reportable Business Segments

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Mideast Group	$445,097	$430,638	$420,618
Southeast Group	304,524	306,436	336,351
West Group	1,067,333	757,548	702,657
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Mideast Group	$406,651	$395,470	$390,581
Southeast Group	282,161	283,287	303,174
West Group	947,694	640,551	605,537
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

Gross profit (loss)
Mideast Group	$108,876	$104,204	$109,865
Southeast Group	10,755	21,009	46,062
West Group	134,503	104,749	108,333
Total Aggregates Business	254,134	229,962	264,260
Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Selling, general and administrative expenses
Mideast Group	$36,928	$37,762	$36,914
Southeast Group	22,832	26,873	27,709
West Group	56,664	43,879	42,861
Total Aggregates Business	116,424	108,514	107,484
Specialty Products	9,295	9,197	11,046
Corporate	12,679	6,427	11,892
Total	$138,398	$124,138	$130,422

Earnings (Loss) from operations
Mideast Group	$75,028	$69,723	$75,261
Southeast Group	(13,470)	(5,884)	17,924
West Group	81,975	63,592	75,330
Total Aggregates Business	143,533	127,431	168,515
Specialty Products	68,542	66,305	50,578
Corporate	(57,122)	(32,757)	(20,786)
Total	$154,953	$160,979	$198,307

Assets employed
Mideast Group	$724,945	$753,005	$758,735
Southeast Group	652,567	663,321	836,695
West Group	1,413,838	1,389,746	1,102,798
Total Aggregates Business	2,791,350	2,806,072	2,698,228
Specialty Products	157,673	120,305	102,103
Corporate	211,903	221,445	274,412
Total	$3,160,926	$3,147,822	$3,074,743

Depreciation, depletion and amortization
Mideast Group	$44,189	$46,668	$50,524
Southeast Group	39,007	51,090	56,622
West Group	78,271	59,419	56,705
Total Aggregates Business	161,467	157,177	163,851
Specialty Products	7,838	7,075	8,385
Corporate	7,906	9,155	9,301
Total	$177,211	$173,407	$181,537

years ended December 31 (add 000) Total property additions	2012	2011	2010
Mideast Group	$32,179	$39,504	$50,869
Southeast Group	29,541	29,531	54,138
West Group	47,233	243,195	58,819
Total Aggregates Business	108,953	312,230	163,826
Specialty Products	38,873	21,983	6,431
Corporate	3,887	6,340	1,823
Total	$151,713	$340,553	$172,080

Property additions through acquisitions
Mideast Group	$--	$--	$12,912
Southeast Group	--	--	20,902
West Group	--	40,229	--
Total Aggregates Business	--	40,229	33,814
Specialty Products	--	--	--
Corporate	--	--	--
Total	$--	$40,229	$33,814

Net Sales by Product Line

Total revenues, net sales and gross profit by product line are as follows:

    years ended December 31

    (add 000)

Total revenues	2012	2011	2010
Aggregates	$1,470,953	$1,372,243	$1,365,729
Asphalt	93,288	63,942	51,055
Ready Mixed Concrete	116,328	33,075	25,067
Road Paving	136,385	25,362	17,775
Total Aggregates Business	1,816,954	1,494,622	1,459,626
Magnesia-Based Chemicals	158,752	158,255	132,891
Dolomitic Lime	60,280	59,496	58,630
Other	1,681	1,372	1,659
Total Specialty Products	220,713	219,123	193,180
Total	$2,037,667	$1,713,745	$1,652,806

Net sales
Aggregates	$1,303,975	$1,213,635	$1,218,569
Asphalt	79,816	47,315	37,917
Ready Mixed Concrete	116,320	32,990	25,031
Road Paving	136,395	25,368	17,775
Total Aggregates Business	1,636,506	1,319,308	1,299,292
Magnesia-Based Chemicals	142,922	142,620	120,475
Dolomitic Lime	57,614	56,582	54,212
Other	1,681	1,373	1,659
Total Specialty Products	202,217	200,575	176,346
Total	$1,838,723	$1,519,883	$1,475,638

    years ended December 31

    (add 000)

Gross profit (loss)	2012	2011	2010
Aggregates	$240,614	$223,275	$254,290
Asphalt	12,099	5,836	8,988
Ready Mixed Concrete	(1,159)	(250)	(508)
Road Paving	2,580	1,101	1,490
Total Aggregates Business	254,134	229,962	264,260
Magnesia-Based Chemicals	54,508	50,726	39,821
Dolomitic Lime	22,316	24,548	24,041
Other	399	131	(2,177)
Total Specialty Products	77,223	75,405	61,685
Corporate	(5,441)	(3,395)	(4,294)
Total	$325,916	$301,972	$321,651

Domestic and Foreign Total Revenues

Domestic and foreign total revenues are as follows:

  years ended December 31

(add 000)	2012	2011	2010
Domestic	$1,996,142	$1,671,999	$1,618,715
Foreign	41,525	41,746	34,091
Total	$2,037,667	$1,713,745	$1,652,806

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

     years ended December 31

(add 000)	2012	2011	2010
Other current and noncurrent assets	$(2,354)	$2,439	$3,245
Accrued salaries, benefits and payroll taxes	7	(4,722)	(1,415)
Accrued insurance and other taxes	2,274	2,873	(739)
Accrued income taxes	(13,343)	6,139	10,890
Accrued pension, postretirement and postemployment benefits	(13,904)	(16,378)	(22,257)
Other current and noncurrent liabilities	3,836	(3,092)	(3,491)
Change in other assets and liabilities	$(23,484)	$(12,741)	$(13,767)

Schedule of Noncash Investing and Financing Activities

Noncash investing and financing activities are as follows:

 years ended December 31

(add 000)	2012	2011	2010
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$690	$150,000	$--
Acquisition of land through property exchange	$--	$--	$1,900
Issuance of notes payable for acquisition of land	$--	$--	$450

Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 State	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of quarries distribution facilities and plants	300
Number of states with aggregates business sales by destination	33
Percentage of aggregates business net sales in top five sales states	57.00%
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum deposit at bank related to guarantee of affiliate	An amount greater than or equal to $5,000,000
Depository accounts at Fifth Third Bank	5,023,000	5,014,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted	$ 22.18	$ 29.94	$ 33.95
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Minimum
Significant Accounting Policies [Line Items]
Warranty term	9 months
Minimum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	2 years
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Maximum | Certain construction contracts
Significant Accounting Policies [Line Items]
Warranty term	10 years
Aggregates Product Line
Significant Accounting Policies [Line Items]
Total net sales	71.00%
Vertically Integrated
Significant Accounting Policies [Line Items]
Total net sales	18.00%
Specialty Products
Significant Accounting Policies [Line Items]
Total net sales	11.00%

Estimated Service Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	4 years
Building | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	50 years
Machinery and Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	2 years
Machinery and Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	35 years
Land Improvements | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	4 years
Land Improvements | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, Service Lives,Years	30 years

Fair Value of Stock Options Awarded (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Risk-free interest rate	1.38%	2.82%	2.97%
Dividend yield	2.10%	1.90%	1.80%
Volatility factor	37.50%	36.70%	37.30%
Expected term	7 years 3 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days

Components of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ (108,189)	$ (84,204)	$ (54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)
Accumulated other comprehensive loss	$ (106,169)	$ (83,890)	$ (53,660)

Accumulated Other Comprehensive Loss Net Of Noncurrent Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ 70,881	$ 55,161	$ 39,501
Unamortized value of terminated forward starting interest rate swap agreements	2,707	3,116	3,497
Cumulative noncurrent deferred tax assets	$ 73,588	$ 58,277	$ 42,998

Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$ 84,910	$ 78,378	$ 97,104
Less: Distributed and undistributed earnings attributable to unvested awards	(500)	(657)	(993)
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	84,410	77,721	96,111
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(436)	4,001	(92)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$ 83,974	$ 81,722	$ 96,019
Basic weighted-average common shares outstanding	45,828	45,652	45,485
Effect of dilutive employee and director awards	142	141	174
Diluted weighted-average common shares outstanding	45,970	45,793	45,659

Changes In Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mideast Group	Dec. 31, 2010 Mideast Group	Dec. 31, 2012 Southeast Group	Dec. 31, 2011 Southeast Group	Dec. 31, 2012 West Group	Dec. 31, 2011 West Group
Goodwill
Balance at beginning of period	$ 616,671	$ 626,527	$ 122,052	$ 122,052	$ 72,073	$ 105,870	$ 422,546	$ 398,605
Adjustments to purchase price allocations	(467)						(467)
Acquisitions		23,941						23,941
District reorganization			(9,229)		9,229
Amounts allocated to divestitures		(33,797)				(33,797)
Balance at end of period	$ 616,204	$ 616,671	$ 112,823	$ 122,052	$ 81,302	$ 72,073	$ 422,079	$ 422,546

Changes In Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangibles [Line Items]
Acquisitions		$ 23,941,000
Amounts allocated to divestitures		33,797,000
Other intangibles acquired		38,783,000
Amortization expense of intangible assets	$ 3,593,000	$ 1,812,000	$ 1,453,000

Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 42,585	$ 43,009
Accumulated Amortization	(15,992)	(12,824)
Net Balance	26,593	30,185
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,560	6,984
Accumulated Amortization	(5,476)	(5,447)
Net Balance	1,084	1,537
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	20,160	20,160
Accumulated Amortization	(4,100)	(2,070)
Net Balance	16,060	18,090
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	15,865	15,865
Accumulated Amortization	(6,416)	(5,307)
Net Balance	$ 9,449	$ 10,558

Intangible Assets Deemed to Have Indefinite Life and Not Being Amortized (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 23,840	$ 23,948
Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Aggregates Business
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Aggregates Business | Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,275	21,383
Specialty Products
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Specialty Products | Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565

Schedule Of Acquired Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Acquisition Goodwill And Other Intangible Assets [Line Items]
Total, subject to amortization	$ 24,200
Total, Amount	38,783
Acquired Finite-lived Intangible Assets, Useful Life	14 years
Use Rights
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles not subject to amortization	14,583
Acquired Finite-lived Intangible Assets, Useful Life	0 years
Noncompetition agreements
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	180
Acquired Finite-lived Intangible Assets, Useful Life	7 years
Customer Relationships
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	16,610
Acquired Finite-lived Intangible Assets, Useful Life	11 years 7 months 6 days
Use Rights And Other
Acquisition Goodwill And Other Intangible Assets [Line Items]
Other intangibles subject to amortization	$ 7,410
Acquired Finite-lived Intangible Assets, Useful Life	19 years 6 months

Estimated Amortization Expense Of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Expected Amortization Expense [Line Items]
2013	$ 3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Net Balance	$ 26,593	$ 30,185

Business Combinations and Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Transactions [Line Items]
Acquisitions, net	$ 160	$ 91,569	$ 43,299

Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Net sales	$ 53	$ 64,645	$ 75,493
Pretax loss on operations	(402)	(3,778)	(1,658)
Pretax (loss) gain on disposals	(354)	9,986	(4)
Pretax (loss) gain	(756)	6,208	(1,662)
Income tax (benefit) expense	(320)	2,207	(1,570)
Net (loss) earnings	$ (436)	$ 4,001	$ (92)

Accounts Receivable Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	$ 226,577	$ 197,611
Other current receivables	3,542	11,432
Accounts Receivable, gross	230,119	209,043
Less allowances	(6,069)	(5,295)
Total	$ 224,050	$ 203,748

Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory Net [Line Items]
Finished products	$ 355,881	$ 350,685
Products in process and raw materials	16,442	11,116
Supplies and expendable parts	56,805	53,287
Inventories, Gross	429,128	415,088
Less allowances	(96,817)	(92,481)
Total	$ 332,311	$ 322,607

Property Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 645,095	$ 620,940
Mineral reserves and interests	430,884	421,820
Buildings	116,332	111,796
Machinery and equipment	2,511,222	2,407,045
Construction in progress	109,054	127,091
Gross property, plant and equipment	3,812,587	3,688,692
Less allowances for depreciation, depletion and amortization	(2,059,346)	(1,914,401)
Net property, plant and equipment	$ 1,753,241	$ 1,774,291

Property Plant and Equipment Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 177,211,000	$ 173,407,000	$ 181,537,000
Capitalized interest cost	2,537,000	1,816,000	2,129,000
Bahamas And Canada
Property, Plant and Equipment [Line Items]
Net fixed assets in foreign countries	69,073,000	72,181,000
Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 171,940,000	$ 169,974,000	$ 178,426,000

Long Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument
Total debt	$ 1,047,859,000	$ 1,060,084,000
Less current maturities	(5,676,000)	(7,182,000)
Credit Facility	2,507,000
Long-term debt	1,042,183,000	1,052,902,000
6.6% Senior Notes, Due 2018
Debt Instrument
Total debt	298,677,000	298,476,000
7% Debentures, Due 2025
Debt Instrument
Total debt	124,443,000	124,417,000
6.25% Senior Notes, Due 2037
Debt Instrument
Total debt	228,114,000	247,915,000
Term Loan Facility, Due 2015
Debt Instrument
Total debt	245,000,000	250,000,000
Revolving Facility
Debt Instrument
Credit Facility	50,000,000	35,000,000
AR Credit Facility
Debt Instrument
Credit Facility	100,000,000	100,000,000
Other notes
Debt Instrument
Other notes	$ 1,625,000	$ 4,276,000

Long Term Debt (Parenthetical) (Detail)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 6.6% Senior Notes, Due 2018	Dec. 31, 2012 7% Debentures, Due 2025	Jan. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 Term Loan Facility, Due 2015	Dec. 31, 2011 Term Loan Facility, Due 2015	Dec. 31, 2012 Revolving Facility	Dec. 31, 2011 Revolving Facility	Dec. 31, 2012 AR Credit Facility	Dec. 31, 2011 AR Credit Facility
Debt Instrument
Maturity date	2018	2025	2037	2037	2015
Interest rate on notes	6.60%	7.00%	6.25%	6.25%
Interest rate on term loan					2.21%	2.20%
Credit Facility interest rate							1.91%	2.64%	1.00%	1.66%

Long Term Debt - Additional information (Detail) (USD $)	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 After Amendment	Jun. 30, 2013 After Amendment	Dec. 31, 2012 After Amendment	Sep. 30, 2013 Before Amendment	Dec. 31, 2012 Including Acquisition Bridge Debt	Dec. 31, 2012 Excluding Acquisition Bridge Debt	Dec. 31, 2012 Unrestricted Cash Reduction Minimum	Dec. 31, 2012 Unrestricted Cash Reduction Maximum	Dec. 31, 2012 Term Loan Facility	Dec. 31, 2012 Revolving Facility	Dec. 31, 2011 Revolving Facility	Dec. 31, 2012 AR Credit Facility	Jan. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.25% Senior Notes, Due 2037	Dec. 31, 2012 6.6% Senior Notes, Due 2018
Debt Instrument
Credit facility commitment	$ 10,000,000											$ 250,000,000	$ 350,000,000
Senior unsecured revolving facility, maturity period													4 years
Line of credit facility, interest rate description	The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% or (iii) one-month LIBOR plus 1%.
Line of credit facility, interest rate above federal fund rate	0.50%
Line of credit facility, interest above one month LIBOR rate	1.00%														0.75%
Annual principal payment of debt												5,000,000
Debt instrument maturity period												March 31, 2015	March 31, 2015		April 20, 2013		May 1, 2037	April 15, 2018
Additional borrowings under AR credit facility															100,000,000
Outstanding borrowing under credit facility	2,507,000														100,000,000
Senior notes debt outstanding repurchased after year end																20,000,000
Percent of par value paid to repurchase senior notes																$ 90.75
Debt instrument maturity date																2037	2037	2018
Interest rate on notes																6.25%	6.25%	6.60%
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs	101.00%
Debt covenant				3.75	3.75	3.75	3.50	3.50x	3.75x
Reduction of consolidated debt in the debt ratio calculation										50,000,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation											200,000,000
Outstanding letters of credit	15,288,000												2,507,000	1,963,000
Additional interest expense	1,034,000	963,000	898,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements																		$ 1,000,000

Senior Unsecured Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument
Revolving Facility Commitment	$ 350,000
Term Loan Facility Commitment	250,000
J P Morgan Chase Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Wells Fargo Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Sun Trust Bank
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Branch Banking And Trust Company
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Bank of America
Debt Instrument
Revolving Facility Commitment	46,667
Term Loan Facility Commitment	33,333
Citibank
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Deutsche Bank AG New York Branch
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
The Northern Trust Company
Debt Instrument
Revolving Facility Commitment	29,167
Term Loan Facility Commitment	20,833
Comerica Bank
Debt Instrument
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	10,418
Regions Bank
Debt Instrument
Revolving Facility Commitment	14,582
Term Loan Facility Commitment	$ 10,418

Principal Amount Effective Interest Rate and Maturity Date for Debentures and Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
6.6% Senior Notes, Due 2018
Debt Instrument
Principal Amount	$ 300,000
Effective Interest Rate	6.81%
Maturity Date	April 15, 2018
7% Debentures, Due 2025
Debt Instrument
Principal Amount	125,000
Effective Interest Rate	7.12%
Maturity Date	December 1, 2025
6.25% Senior Notes, Due 2037
Debt Instrument
Principal Amount	$ 230,000
Effective Interest Rate	6.45%
Maturity Date	May 1, 2037

Long Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 5,676
2014	5,229
2015	385,207
2016	145
2017	47
Thereafter	651,555
Total	$ 1,047,859	$ 1,060,084

Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Maturities of cash equivalents, in months	Three
Long-term debt, carrying values	$ 1,047,859,000	$ 1,060,084,000
Long-term debt, fair values	$ 1,105,650,000	$ 1,087,726,000

Components of Income tax Expense benefit from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (2,926)	$ 15,968	$ 10,534
Deferred	12,581	4,080	14,779
Total federal income taxes	9,655	20,048	25,313
Current	373	2,827	1,988
Deferred	1,670	(882)	3,429
Total state income taxes	2,043	1,945	5,417
Current	4,062	(1,006)	(260)
Deferred	1,190		443
Total foreign income taxes	5,252	(1,006)	183
Total taxes on income	$ 16,950	$ 20,987	$ 30,913

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency
Reduction In APIC Pool Of Excess Tax Benefits From Stock Based Compensation Transactions		$ 966,000
Income tax benefits attributable to stock-based compensation	777,000		1,291,000
Foreign pretax loss	5,473,000	12,897,000	2,410,000
Deferred tax asset, valuation allowance	5,185,000	8,846,000
Valuation allowance, Reversed	3,644,000
Tax deduction, percentage	9.00%
Increased net earnings		2,035,000	1,696,000
Increased net earnings, per share		$ 0.04	$ 0.04
Deferred tax assets, other comprehensive loss	73,588,000	58,277,000	42,998,000
Operating loss carryforwards, amount	179,029,000	140,738,000
Operating loss carryforwards, expiration dates	2032
Deferred tax assets, carryforwards	8,891,000	10,835,000
Domestic and foreign tax credits, amount	10,124,000	3,761,000
Domestic and foreign tax credits, valuation allowance	1,387,000	556,000
Undistributed net earnings	23,400,000
Unrecognized tax benefits potentially affecting income tax rate if recognized	14,386,000	4,915,000
Change in unrecognized tax benefits	15,380,000	9,288,000	11,011,000	16,722,000
Refunds tax	1,617,000	3,010,000	5,571,000
Refund tax, per share	$ 0.04	$ 0.07	$ 0.12
Interest expense on accrual for uncertain tax positions	119,000	305,000	1,327,000
Noncurrent Liability
Income Tax Contingency
Accrued interest	156,000	220,000
Tax benefit on interest accrued for uncertain tax positions	102,000	144,000
Current Liability
Income Tax Contingency
Accrued interest	179,000	54,000
Tax benefit on interest accrued for uncertain tax positions	0	35,000
Minimum
Income Tax Contingency
Alternative Minimum Tax credits	6,295,000
Domestic and foreign tax credits, expiration dates	2018
Maximum
Income Tax Contingency
Domestic and foreign tax credits, expiration dates	2031
Change in unrecognized tax benefits	9,834,000
Canadian Subsidiary
Income Tax Contingency
Deferred tax asset, valuation allowance		$ 2,680,000

Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(17.80%)	(17.50%)	(12.80%)
State income taxes	1.30%	1.30%	2.70%
Foreign valuation allowance	(3.40%)	2.60%	0.80%
Foreign taxes, other	0.50%	0.80%	(0.20%)
Domestic production deduction	0.10%	(1.60%)	(1.60%)
Advanced pricing agreement	1.00%
Medicare subsidy	(0.10%)	0.20%	1.80%
Other items	(0.10%)	0.10%	(1.90%)
Effective income tax rate	16.50%	20.90%	23.80%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Employee benefits	$ 33,258,000	$ 37,903,000
Inventories	54,555,000	60,462,000
Valuation and other reserves	17,752,000	14,882,000
Net operating loss carryforwards	8,891,000	10,835,000
Other items net, Assets	1,511,000
Gross deferred tax assets	115,967,000	124,082,000
Valuation allowance on deferred tax assets	(6,572,000)	(9,402,000)
Total net deferred tax assets	109,395,000	114,680,000
Property, plant and equipment	(260,190,000)	(258,433,000)
Goodwill and other intangibles	(70,669,000)	(54,782,000)
Other items net, Liabilities		(1,132,000)
Total deferred tax liabilities	(330,859,000)	(314,347,000)
Net deferred tax liability	$ (221,464,000)	$ (199,667,000)

Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Current deferred income tax benefits	$ 77,716	$ 80,674
Noncurrent deferred income taxes	(225,592)	(222,064)
Net deferred income taxes	$ (147,876)	$ (141,390)

Unrecognized Tax Benefits Excluding Interest Correlative Effects and Indirect Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits at beginning of year	$ 9,288	$ 11,011	$ 16,722
Gross increases - tax positions in prior years	19,434	1,217	19,619
Gross decreases - tax positions in prior years	(13,876)	(1,510)	(3,258)
Gross increases - tax positions in current year	1,555	6,274	6,462
Gross decreases - tax positions in current year		(4,625)	(5,135)
Settlements with taxing authorities	(1,021)	(3,079)	(12,573)
Lapse of statute of limitations			(10,826)
Unrecognized tax benefits at end of year	$ 15,380	$ 9,288	$ 11,011

Schedule of Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	$ 13,084	$ 11,270
Interest cost	23,653	23,178
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	13,084	11,270	11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Prior service cost	466	534	583
Actuarial (gain) loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455
Net periodic benefit cost	26,499	17,187	26,626
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	227	350	548
Interest cost	1,234	2,225	2,754
Prior service cost	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Net periodic benefit cost	$ (2,077)	$ 750	$ 1,575

Net Periodic Benefit Cost Recognized in Comprehensive Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	$ 47,877	$ 65,334	$ (10,915)
Prior service cost	(466)	(534)	(583)
Actuarial gain (loss)	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)
Total	34,216	58,102	(24,938)
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	1,993	(3,884)	(4,133)
Prior service credit		(10,397)	(1,722)
Prior service cost	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$ 5,531	$ (12,456)	$ (4,128)

Net Periodic Benefit Cost Not Yet Recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	$ 2,089	$ 2,555
Actuarial gain - Gross	191,675	156,994
Transition asset - Gross	(11)	(12)
Total - Gross	193,753	159,537
Prior service cost - Net of tax	1,263	1,545
Actuarial gain - Net of tax	115,868	94,903
Transition asset - Net of tax	(7)	(7)
Total - Net of tax	117,124	96,441
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	(13,598)	(16,853)
Actuarial gain - Gross	(934)	(3,210)
Total - Gross	(14,532)	(20,063)
Prior service cost - Net of tax	(8,220)	(10,188)
Actuarial gain - Net of tax	(565)	(1,940)
Total - Net of tax	$ (8,785)	$ (12,128)

Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 BasisPoint	Dec. 31, 2011	Dec. 31, 2010
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 449,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	178,000
Transition assets, recognized in net periodic benefit cost	1,000
Reduction in the discount rate assumption	90
Accumulated benefit obligation for defined benefit pension plans	481,865,000	417,771,000
Pension contribution and SERP payments	33,400,000	30,215,000
Corporation's matching obligations	5,956,000	5,370,000	5,074,000
Accrued postemployment benefits	1,538,000	1,691,000
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	63.00%
Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension assets invested in debt securities with objective of exceeding return of Barclays Capital Aggregate Bond Index	85.00%
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial gain (loss), recognized in net periodic benefit cost	15,341,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	6,067,000
SERP Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	27,025,000
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	3,255,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	1,287,000
Pension contribution and SERP payments	3,994,000	3,869,000
Postretirement Health Care Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	$ 3,980,000

Change in Projected Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	$ 457,175	$ 398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)
Net benefit obligation at end of year	535,783	457,175
Postretirement Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	29,635	45,210
Service cost	227	350	548
Interest cost	1,234	2,225	2,754
Participants' contributions	2,528	1,925
Actuarial loss	1,993	(3,884)
Plan amendments		(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid		456
Net benefit obligation at end of year	$ 29,095	$ 29,635	$ 45,210

Schedule of Change In Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Fair value of plan assets at beginning of year	$ 325,150	$ 311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)
Fair value of plan assets at end of year	376,443	325,150
Postretirement Benefit
Defined Benefit Plan Assets By Fair Value [ Line Items ]
Employer contributions	3,994	3,869
Participants' contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid		$ 456

Schedule of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Funded status of the plan at end of year	$ (159,340)	$ (132,025)
Accrued benefit cost	(159,340)	(132,025)
Postretirement Benefit
Retirement Plans [Line Items]
Funded status of the plan at end of year	(29,095)	(29,635)
Accrued benefit cost	$ (29,095)	$ (29,635)

Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Current liability	$ (2,871)	$ (2,320)
Noncurrent liability	(156,469)	(129,705)
Net amount recognized at end of year	(159,340)	(132,025)
Postretirement Benefit
Retirement Plans [Line Items]
Current liability	(3,980)	(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$ (29,095)	$ (29,635)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Projected benefit obligation	$ 535,783	$ 457,175
Accumulated benefit obligation	481,865	417,771
Fair value of plan assets	$ 376,443	$ 325,150

Schedule of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%
Discount rate	5.14%	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.25%	7.75%	7.75%
Postretirement Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	3.54%	4.44%
Discount rate	4.44%	5.57%	5.60%

Schedule of Target Assets Allocation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	56.00%
Total	57.00%	57.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	34.00%
Total	33.00%	34.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Total	5.00%	4.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	5.00%
Total	5.00%	5.00%

Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	$ 376,443	$ 325,150	$ 311,688
Real Estate
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	17,606	15,841
Hedge Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,252	12,979
Cash and Cash Equivalents
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Equity Securities | Mid Sized To Large Cap
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	150,742	133,512
Equity Securities | International And Emerging Growth Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	63,003	50,518
Debt Securities | Core Fixed Income
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	105,972	94,745
Debt Securities | High Yield Bonds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,487	17,096
Quoted Prices In Active Markets For Identical Assets (Level 1)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Significant Observable Inputs (Level 2)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	356,810	311,712
Significant Observable Inputs (Level 2) | Real Estate
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	17,606	15,841
Significant Observable Inputs (Level 2) | Equity Securities | Mid Sized To Large Cap
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	150,742	133,512
Significant Observable Inputs (Level 2) | Equity Securities | International And Emerging Growth Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	63,003	50,518
Significant Observable Inputs (Level 2) | Debt Securities | Core Fixed Income
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	105,972	94,745
Significant Observable Inputs (Level 2) | Debt Securities | High Yield Bonds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,487	17,096
Significant Unobservable Inputs (Level 3)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,252	12,979	13,453
Significant Unobservable Inputs (Level 3) | Hedge Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	$ 19,252	$ 12,979

Schedule Of Change In Fair Value Of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Significant Unobservable Inputs (Level 3)	Dec. 31, 2011 Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 376,443	$ 325,150	$ 311,688	$ 12,979	$ 13,453
Purchases				5,500
Unrealized gain (loss)				773	(474)
Fair value of plan assets at end of year	$ 376,443	$ 325,150	$ 311,688	$ 19,252	$ 12,979

Schedule Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
2013	$ 19,589
2014	21,126
2015	23,028
2016	24,892
2017	26,631
Years 2018 - 2022	156,728
Postretirement Benefit
Defined Benefit Plan Disclosure [Line Items]
2013	3,980
2014	2,820
2015	2,866
2016	2,816
2017	2,718
Years 2018 - 2022	$ 11,604

Schedule of Assumed Health Care Cost Trend Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.00%	7.50%
Rate to which the cost trend rate gradually declines	5.00%	5.00%
Year the rate reaches the ultimate rate	2019	2017

Schedule Of One Percentage-Point Change In Assumed Health Care Cost Trend Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total service and interest cost components, Increase	$ 59
Total service and interest cost components, Decrease	(51)
Postretirement benefit obligation, Increase	1,525
Postretirement benefit obligation, Decrease	$ (1,299)

Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options granted	71,686
Non-qualified stock options received by nonemployee directors	3,000
Weighted-average grant-date exercise price of options granted	$ 69.12	$ 86.9	$ 95.27
Aggregate intrinsic values of options exercised	$ 7,176,000	$ 1,621,000	$ 3,978,000
Aggregate intrinsic values for options outstanding	13,121,000
Aggregate intrinsic values for options exercisable	10,492,000
Common stock price	$ 94.28
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Shares available for grant	510,000
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	3,075,000	4,557,000	5,804,000
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 94.28
Weighted-average grant-date fair value of stock awards, granted	$ 81.41	$ 84.71	$ 79.78
Aggregate intrinsic values for stock awards	808,000
Aggregate intrinsic values of stock awards, distributed	375,000	165,000	0
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 69.12	$ 86.9	$ 91.33
Aggregate intrinsic values for stock awards	22,495,000
Aggregate intrinsic values of stock awards, distributed	$ 8,695,000	$ 10,237,000	$ 10,031,000
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Minimum percentage of directors retainer required to be paid in common stock	50.00%
Percentage of discount rate to market value on directors fees paid in common stock	20.00%
Common stock issued under the plan	23,830	19,977	17,804

Summary Information for Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding January 1,2012	1,151,567
Number of Options, Granted	71,686
Number of Options, Exercised	(188,631)
Number of Options, Terminated	(6,665)
Number of Options, Outstanding at December 31, 2012	1,027,957	1,151,567
Number of Options, Exercisable at December 31, 2012	854,178
Weighted-Average Exercise Price, Outstanding at January 1, 2012	$ 89.93
Weighted-Average Exercise Price, Granted	$ 69.12	$ 86.9	$ 95.27
Weighted-Average Exercise Price, Exercised	$ 48.06
Weighted-Average Exercise Price, Terminated	$ 100.73
Weighted-Average Exercise Price, Outstanding at December 31, 2012	$ 96.1	$ 89.93
Weighted-Average Exercise Price, Exercisable at December 31, 2012	$ 99.52
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2012	3 years 4 months 24 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2012	2 years 9 months 18 days

Summary Information For Incentive Stock Awards And Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2012	31,700
Number of Awards, Awarded	12,702
Number of Awards, Distributed	(15,520)
Number of Awards, Forfeited	(1,155)
Number of Awards, December 31, 2012	27,727	31,700
Weighted-Average Grant-Date Fair Value, January 1, 2012	$ 81.04
Weighted-Average Grant-Date Fair Value, Awarded	$ 81.41	$ 84.71	$ 79.78
Weighted-Average Grant-Date Fair Value, Distributed	$ 80.55
Weighted-Average Grant-Date Fair Value, Forfeited	$ 82.49
Weighted-Average Grant-Date Fair Value, December 31, 2012	$ 81.42	$ 81.04
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2012	305,088
Number of Awards, Awarded	58,918
Number of Awards, Distributed	(119,328)
Number of Awards, Forfeited	(6,084)
Number of Awards, December 31, 2012	238,594	305,088
Weighted-Average Grant-Date Fair Value, January 1, 2012	$ 95.72
Weighted-Average Grant-Date Fair Value, Awarded	$ 69.12	$ 86.9	$ 91.33
Weighted-Average Grant-Date Fair Value, Distributed	$ 111.92
Weighted-Average Grant-Date Fair Value, Forfeited	$ 90.06
Weighted-Average Grant-Date Fair Value, December 31, 2012	$ 81.19	$ 95.72

Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 7,781	$ 11,522	$ 14,675
Unrecognized compensation cost	5,924
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	1,835	2,602	3,406
Unrecognized compensation cost	1,473
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 10 months 24 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	4,980	7,929	10,368
Unrecognized compensation cost	4,400
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years 1 month 6 days
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	237	272	261
Unrecognized compensation cost	51
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 6 months
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 729	$ 719	$ 640
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	0 years

Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	$ 3,199
2014	1,975
2015	720
2016	30
Total	$ 5,924

Lease - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease expenses for operating lease	$ 44,177,000	$ 46,314,000	$ 47,830,000
Total royalties	43,445,000	36,333,000	37,474,000
Corporate
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 107,011,000

Future Minimum Lease and Mineral and Other Royalty Commitments for All Noncancelable Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 75,298
2014	55,706
2015	51,353
2016	38,828
2017	29,851
Thereafter	109,464
Total	$ 360,500

Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based plans	2,132,000
Common stock remaining under repurchase authorization	5,041,900
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Percentage ownership by person or group making rights exercisable	15.00%
Rights exercisable price, per share	315
Rights redemption price, per right	$ 0.001
Class A Preferred Stock
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	100,000
Class B Preferred Stock
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	200,000

Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 3,743,000	$ 3,892,000	$ 3,689,000
Liability reserve for insurance claims	20,294,000	23,749,000
Increased accrual for casualty claims	(3,600,000)	1,100,000	1,500,000
Decreased net earnings for estimated cost of claims	2,176,000	(665,000)	(907,000)
Increase decrease per diluted share due to changes in estimated cost of claims for prior policy years	$ 0.05	$ (0.01)	$ (0.02)
Contingently liability in letters of credit	15,288,000
Credit Facility	2,507,000
Surety bonds	261,730,000
Balance of top 5 surety bonds	72,673,000
Group of bonds, amount	5
Percentage of top 5 surety bonds	28.00%
Purchase commitments for property, plant and equipment	15,839,000
Purchase commitments for energy and service contracts amount	34,545,000
Percentage of employees represented in labor union	14.00%
Revolving Line Of Credit Expires In July 2013
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations	24,000,000
Line of credit maturity period	2013-07
Loan Due April 2016
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations	$ 6,200,000
Loan due date	2015-04

Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at January 1	$ 43,233	$ 41,079
Accretion expense	2,712	2,645
Liabilities incurred	204	3,062
Liabilities settled	(126)	(2,091)
Revisions in estimated cash flows	150	(1,462)
Balance at December 31	$ 46,173	$ 43,233

Contractual Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies [Line Items]
2013	$ 41,496
2014	8,659
2015	229
Total	$ 50,384

Business Segments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2012 West Group	Dec. 31, 2011 West Group	Dec. 31, 2010 Mideast Group	Dec. 31, 2010 Southeast Group
Segment Reporting Information [Line Items]
Reportable business segments	3
Land acquired through noncash transactions		$ 690,000	$ 144,961,000	$ 1,900,000	$ 450,000

Financial Data for Continuing Operations for the Corporations Reportable Business Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 2,037,667,000	$ 1,713,745,000	$ 1,652,806,000
Net Sales	1,838,723,000	1,519,883,000	1,475,638,000
Gross profit, Total	325,916,000	301,972,000	321,651,000
Selling, general and administrative expenses, Total	138,398,000	124,138,000	130,422,000
Earnings (Loss) from operations, Total	154,953,000	160,979,000	198,307,000
Assets employed, Total	3,160,926,000	3,147,822,000	3,074,743,000
Depreciation, depletion and amortization, Total	177,211,000	173,407,000	181,537,000
Total property additions	151,713,000	340,553,000	172,080,000
Property additions through acquisitions total		40,229,000	33,814,000
Total Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,816,954,000	1,494,622,000	1,459,626,000
Net Sales	1,636,506,000	1,319,308,000	1,299,292,000
Gross profit, Total	254,134,000	229,962,000	264,260,000
Selling, general and administrative expenses, Total	116,424,000	108,514,000	107,484,000
Earnings (Loss) from operations, Total	143,533,000	127,431,000	168,515,000
Assets employed, Total	2,791,350,000	2,806,072,000	2,698,228,000
Depreciation, depletion and amortization, Total	161,467,000	157,177,000	163,851,000
Total property additions	108,953,000	312,230,000	163,826,000
Property additions through acquisitions total		40,229,000	33,814,000
Specialty Products
Segment Reporting Information [Line Items]
Total revenues	220,713,000	219,123,000	193,180,000
Net Sales	202,217,000	200,575,000	176,346,000
Gross profit, Total	77,223,000	75,405,000	61,685,000
Selling, general and administrative expenses, Total	9,295,000	9,197,000	11,046,000
Earnings (Loss) from operations, Total	68,542,000	66,305,000	50,578,000
Assets employed, Total	157,673,000	120,305,000	102,103,000
Depreciation, depletion and amortization, Total	7,838,000	7,075,000	8,385,000
Total property additions	38,873,000	21,983,000	6,431,000
Mideast Group
Segment Reporting Information [Line Items]
Total revenues	445,097,000	430,638,000	420,618,000
Net Sales	406,651,000	395,470,000	390,581,000
Gross profit, Total	108,876,000	104,204,000	109,865,000
Selling, general and administrative expenses, Total	36,928,000	37,762,000	36,914,000
Earnings (Loss) from operations, Total	75,028,000	69,723,000	75,261,000
Assets employed, Total	724,945,000	753,005,000	758,735,000
Depreciation, depletion and amortization, Total	44,189,000	46,668,000	50,524,000
Total property additions	32,179,000	39,504,000	50,869,000
Property additions through acquisitions total			12,912,000
Southeast Group
Segment Reporting Information [Line Items]
Total revenues	304,524,000	306,436,000	336,351,000
Net Sales	282,161,000	283,287,000	303,174,000
Gross profit, Total	10,755,000	21,009,000	46,062,000
Selling, general and administrative expenses, Total	22,832,000	26,873,000	27,709,000
Earnings (Loss) from operations, Total	(13,470,000)	(5,884,000)	17,924,000
Assets employed, Total	652,567,000	663,321,000	836,695,000
Depreciation, depletion and amortization, Total	39,007,000	51,090,000	56,622,000
Total property additions	29,541,000	29,531,000	54,138,000
Property additions through acquisitions total			20,902,000
West Group
Segment Reporting Information [Line Items]
Total revenues	1,067,333,000	757,548,000	702,657,000
Net Sales	947,694,000	640,551,000	605,537,000
Gross profit, Total	134,503,000	104,749,000	108,333,000
Selling, general and administrative expenses, Total	56,664,000	43,879,000	42,861,000
Earnings (Loss) from operations, Total	81,975,000	63,592,000	75,330,000
Assets employed, Total	1,413,838,000	1,389,746,000	1,102,798,000
Depreciation, depletion and amortization, Total	78,271,000	59,419,000	56,705,000
Total property additions	47,233,000	243,195,000	58,819,000
Property additions through acquisitions total		40,229,000
Corporate
Segment Reporting Information [Line Items]
Gross profit, Total	(5,441,000)	(3,395,000)	(4,294,000)
Selling, general and administrative expenses, Total	12,679,000	6,427,000	11,892,000
Earnings (Loss) from operations, Total	(57,122,000)	(32,757,000)	(20,786,000)
Assets employed, Total	211,903,000	221,445,000	274,412,000
Depreciation, depletion and amortization, Total	7,906,000	9,155,000	9,301,000
Total property additions	$ 3,887,000	$ 6,340,000	$ 1,823,000

Net Sales By Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Separately Recognized Transactions
Total revenues	$ 2,037,667	$ 1,713,745	$ 1,652,806
Net Sales	1,838,723	1,519,883	1,475,638
Gross Profit	325,916	301,972	321,651
Aggregates
Business Combination, Separately Recognized Transactions
Total revenues	1,470,953	1,372,243	1,365,729
Net Sales	1,303,975	1,213,635	1,218,569
Gross Profit	240,614	223,275	254,290
Asphalt
Business Combination, Separately Recognized Transactions
Total revenues	93,288	63,942	51,055
Net Sales	79,816	47,315	37,917
Gross Profit	12,099	5,836	8,988
Ready Mixed Concrete
Business Combination, Separately Recognized Transactions
Total revenues	116,328	33,075	25,067
Net Sales	116,320	32,990	25,031
Gross Profit	(1,159)	(250)	(508)
Road Paving
Business Combination, Separately Recognized Transactions
Total revenues	136,385	25,362	17,775
Net Sales	136,395	25,368	17,775
Gross Profit	2,580	1,101	1,490
Total Aggregates Business
Business Combination, Separately Recognized Transactions
Total revenues	1,816,954	1,494,622	1,459,626
Net Sales	1,636,506	1,319,308	1,299,292
Gross Profit	254,134	229,962	264,260
Magnesia Based Chemicals
Business Combination, Separately Recognized Transactions
Total revenues	158,752	158,255	132,891
Net Sales	142,922	142,620	120,475
Gross Profit	54,508	50,726	39,821
Dolomitic Lime
Business Combination, Separately Recognized Transactions
Total revenues	60,280	59,496	58,630
Net Sales	57,614	56,582	54,212
Gross Profit	22,316	24,548	24,041
Others
Business Combination, Separately Recognized Transactions
Total revenues	1,681	1,372	1,659
Net Sales	1,681	1,373	1,659
Gross Profit	399	131	(2,177)
Specialty Products
Business Combination, Separately Recognized Transactions
Total revenues	220,713	219,123	193,180
Net Sales	202,217	200,575	176,346
Gross Profit	77,223	75,405	61,685
Corporate
Business Combination, Separately Recognized Transactions
Gross Profit	$ (5,441)	$ (3,395)	$ (4,294)

Domestic and Foreign Total Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 2,037,667	$ 1,713,745	$ 1,652,806
Domestic
Domestic And Foreign Total Revenues [Line Items]
Total revenues	1,996,142	1,671,999	1,618,715
Foreign
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 41,525	$ 41,746	$ 34,091

Components of Change in Other Assets and Liabilities Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental
Other current and noncurrent assets	$ (2,354)	$ 2,439	$ 3,245
Accrued salaries, benefits and payroll taxes	7	(4,722)	(1,415)
Accrued insurance and other taxes	2,274	2,873	(739)
Accrued income taxes	(13,343)	6,139	10,890
Accrued pension, postretirement and postemployment benefits	(13,904)	(16,378)	(22,257)
Other current and noncurrent liabilities	3,836	(3,092)	(3,491)
Change in other assets and liabilities	$ (23,484)	$ (12,741)	$ (13,767)

Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental
Increase in prepaid income taxes	$ 12,500,000

Noncash Investing and Financing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Supplemental Disclosures [Line Items]
Acquisition of assets through asset exchange	$ 690	$ 150,000
Acquisition of land through property exchange			1,900
Issuance of notes payable for acquisition of land			$ 450

Other Expenses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Income (Expense) [Line Items]
Business development costs	$ 35,140,000	$ 18,575,000	$ 1,220,000
Business development expense, net of tax	21,242,000	11,409,000
Business development expense, per diluted share	$ 0.46	$ 0.25
Retirement and severance expenses	3,885,000	4,414,000
Increase decrease in net earnings per diluted share due to retirement expenses	$ 0.05	$ 0.06
Payments for Legal Settlements			7,000,000
Litigation settlement increase (decrease) in net earnings			$ 2,751,000
Litigation settlement increase (decrease) in net earnings, per diluted share			$ 0.06

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 5,295		$ 3,578		$ 4,622
Charged to costs and expenses	774		1,717
Deduction-describe					1,044	[1]
Balance at end of period	6,069		5,295		3,578
Allowance for uncollectible notes receivable
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	295		179		151
Charged to costs and expenses	145		116		28
Balance at end of period	440		295		179
Inventory valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	92,481		87,044		82,674
Charged to costs and expenses	4,475		7,882		4,370
Charged to other accounts-describe			2,154	[2]
Deduction-describe	139	[3]	4,599	[3]
Balance at end of period	96,817		92,481		87,044
Accumulated amortization of intangible assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	12,824				13,155
Charged to costs and expenses	3,593				1,453
Deduction-describe	425	[4]			286	[4]
Balance at end of period	15,992				14,322
Accumulated amortization of intangible assets | Maximum
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period			14,322
Charged to costs and expenses			1,812
Deduction-describe			2,326	[3]
Balance at end of period			12,824
Accumulated amortization of intangible assets | Minimum
Valuation and Qualifying Accounts Disclosure [Line Items]
Deduction-describe			$ 984	[4]

[1]	To adjust allowance for change in estimates.
[2]	Acquisitions.
[3]	Divestitures.
[4]	Write off of fully amortized intangible assets.